Vanguard® Tax-Managed Balanced Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (48.7%)
Basic Materials (0.7%)
	Freeport-McMoRan Inc.	141,389	7,033
	Newmont Corp.	79,841	6,343
	Alcoa Corp.	70,034	6,305
	Ecolab Inc.	30,866	5,450
	Air Products and Chemicals Inc.	19,099	4,773
	Element Solutions Inc.	128,571	2,816
	Dow Inc.	36,222	2,308
	Albemarle Corp.	10,400	2,300
	Celanese Corp.	14,628	2,090
	CF Industries Holdings Inc.	16,859	1,737
	Nucor Corp.	11,200	1,665
	Reliance Steel & Aluminum Co.	6,900	1,265
	Fastenal Co.	21,246	1,262
	Westlake Corp.	9,894	1,221
	Mosaic Co.	18,068	1,201
	FMC Corp.	9,098	1,197
	International Flavors & Fragrances Inc.	8,185	1,075
	Huntsman Corp.	27,900	1,047
	Eastman Chemical Co.	7,819	876
	Avery Dennison Corp.	4,600	800
	United States Steel Corp.	18,000	679
	Ashland Global Holdings Inc.	6,198	610
	LyondellBasell Industries NV Class A	5,638	580
*	Cleveland-Cliffs Inc.	17,100	551
	Royal Gold Inc.	3,900	551
	Scotts Miracle-Gro Co.	4,442	546
	Valvoline Inc.	17,015	537
	Timken Co.	5,841	355
	Steel Dynamics Inc.	4,100	342
	NewMarket Corp.	890	289
			57,804
Consumer Discretionary (7.6%)
*	Amazon.com Inc.	42,424	138,300
*	Tesla Inc.	79,815	86,009
	Home Depot Inc.	104,969	31,420
	Costco Wholesale Corp.	46,842	26,974
*	Walt Disney Co.	184,823	25,350
	Walmart Inc.	137,323	20,450
	NIKE Inc. Class B	135,111	18,181
	McDonald's Corp.	66,536	16,453
*	Netflix Inc.	43,051	16,127

		Shares	Market Value ($000)
	Lowe's Cos. Inc.	76,412	15,450
	Starbucks Corp.	113,970	10,368
	Estee Lauder Cos. Inc. Class A	33,569	9,142
*	Booking Holdings Inc.	3,778	8,872
	Target Corp.	41,325	8,770
	Activision Blizzard Inc.	84,015	6,730
*	O'Reilly Automotive Inc.	9,503	6,509
	TJX Cos. Inc.	106,628	6,460
*	General Motors Co.	137,201	6,001
*	Lululemon Athletica Inc.	15,881	5,800
	Dollar General Corp.	25,991	5,786
*	AutoZone Inc.	2,594	5,304
*	Uber Technologies Inc.	146,804	5,238
*	Chipotle Mexican Grill Inc.	3,292	5,208
*	Marriott International Inc. Class A	27,645	4,859
*	Hilton Worldwide Holdings Inc.	30,445	4,620
*	Ford Motor Co.	267,200	4,518
*	Copart Inc.	35,413	4,443
*	Dollar Tree Inc.	27,452	4,396
	eBay Inc.	70,733	4,050
	Electronic Arts Inc.	30,973	3,918
*	Under Armour Inc. Class A	225,100	3,831
	Yum! Brands Inc.	31,728	3,761
*	Southwest Airlines Co.	78,866	3,612
*	Aptiv plc	29,624	3,546
	Paramount Global Class B	85,773	3,243
	Lennar Corp. Class A	39,160	3,179
	Ross Stores Inc.	35,144	3,179
*	Capri Holdings Ltd.	59,100	3,037
	Tractor Supply Co.	12,514	2,920
	DR Horton Inc.	37,302	2,779
*	Live Nation Entertainment Inc.	22,245	2,617
*	NVR Inc.	569	2,542
*	CarMax Inc.	26,265	2,534
	MGM Resorts International	57,046	2,393
*	Ulta Beauty Inc.	5,996	2,388
	Advance Auto Parts Inc.	10,965	2,269
*	Trade Desk Inc. Class A	32,690	2,264
*	Expedia Group Inc.	11,209	2,193
*	Discovery Inc. Class C	83,958	2,096
*	Delta Air Lines Inc.	52,100	2,062
*	Spotify Technology SA	13,409	2,025
*	Take-Two Interactive Software Inc.	12,965	1,993
	Best Buy Co. Inc.	21,906	1,991
*	Norwegian Cruise Line Holdings Ltd.	88,700	1,941
*	Chegg Inc.	51,200	1,858
*	United Airlines Holdings Inc.	37,444	1,736
	Domino's Pizza Inc.	4,261	1,734
	AMERCO	2,887	1,723
*	LKQ Corp.	36,460	1,656
*	AutoNation Inc.	16,312	1,624
*	JetBlue Airways Corp.	104,908	1,568
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,521
	VF Corp.	26,400	1,501
	Lear Corp.	10,522	1,500
	Yum China Holdings Inc.	35,756	1,485
*	Etsy Inc.	11,895	1,478
	Sirius XM Holdings Inc.	219,780	1,455

		Shares	Market Value ($000)
*	Under Armour Inc. Class C	89,592	1,394
*	Burlington Stores Inc.	7,603	1,385
	News Corp. Class A	62,267	1,379
	Service Corp. International	19,876	1,308
*	Lyft Inc. Class A	32,900	1,263
*	Wayfair Inc. Class A	11,168	1,237
*	Zynga Inc. Class A	125,600	1,161
*	Skechers USA Inc. Class A	28,459	1,160
	Gentex Corp.	39,660	1,157
*	American Airlines Group Inc.	61,900	1,130
*	Floor & Decor Holdings Inc. Class A	13,773	1,116
*	Carnival Corp.	54,600	1,104
*	PVH Corp.	14,290	1,095
	Toll Brothers Inc.	22,801	1,072
	Garmin Ltd.	8,970	1,064
	PulteGroup Inc.	25,300	1,060
	Tempur Sealy International Inc.	37,140	1,037
	Williams-Sonoma Inc.	7,089	1,028
*	GameStop Corp. Class A	5,700	950
*	Penn National Gaming Inc.	20,700	878
	Harley-Davidson Inc.	22,100	871
	Dick's Sporting Goods Inc.	8,512	851
*	Five Below Inc.	5,244	831
	Rollins Inc.	23,436	821
*	Las Vegas Sands Corp.	20,600	801
	Thor Industries Inc.	9,533	750
*	Terminix Global Holdings Inc.	16,325	745
*	Royal Caribbean Cruises Ltd.	8,832	740
	Fox Corp. Class B	20,400	740
*	Peloton Interactive Inc. Class A	26,036	688
*	IAA Inc.	17,878	684
*	Sabre Corp.	59,600	681
*	Planet Fitness Inc. Class A	8,000	676
	BorgWarner Inc.	17,234	670
*	Liberty Media Corp.-Liberty SiriusXM Class A	12,657	579
*	Rivian Automotive Inc. Class A	11,497	578
	Whirlpool Corp.	3,182	550
	Wendy's Co.	24,919	548
*	Frontdoor Inc.	17,660	527
*	Wynn Resorts Ltd.	6,599	526
*	DraftKings Inc. Class A	26,000	506
	Pool Corp.	1,184	501
	Aramark	13,199	496
*	Madison Square Garden Sports Corp.	2,748	493
*	TripAdvisor Inc.	17,991	488
*	Carvana Co.	4,031	481
	Qurate Retail Inc. Class A	91,418	435
*	Bright Horizons Family Solutions Inc.	3,166	420
	New York Times Co. Class A	8,914	409
	Fox Corp. Class A	10,200	402
	Lennar Corp. Class B	5,464	374
*	Grand Canyon Education Inc.	3,737	363
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	351
*	Mattel Inc.	15,775	350
	Ralph Lauren Corp.	3,073	349
*	Vail Resorts Inc.	1,300	338
*	Hyatt Hotels Corp. Class A	3,344	319
*	Ollie's Bargain Outlet Holdings Inc.	6,100	262

		Shares	Market Value ($000)
*	Figs Inc. Class A	8,500	183
	Nielsen Holdings plc	6,500	177
	Columbia Sportswear Co.	1,683	152
	Nexstar Media Group Inc. Class A	800	151
*	Caesars Entertainment Inc.	1,900	147
*	Alaska Air Group Inc.	2,500	145
	Hasbro Inc.	1,600	131
*	Copa Holdings SA Class A	1,462	122
	Darden Restaurants Inc.	880	117
	Foot Locker Inc.	3,866	115
	Hanesbrands Inc.	6,700	100
*	Playtika Holding Corp.	5,100	99
	Wyndham Hotels & Resorts Inc.	1,038	88
	Choice Hotels International Inc.	444	63
			646,902
Consumer Staples (2.5%)
	Procter & Gamble Co.	241,651	36,924
	PepsiCo Inc.	132,297	22,144
	Coca-Cola Co.	344,600	21,365
	CVS Health Corp.	117,445	11,887
	Mondelez International Inc. Class A	153,988	9,667
	Kroger Co.	146,534	8,407
	Colgate-Palmolive Co.	88,637	6,721
	Kellogg Co.	92,701	5,978
	Philip Morris International Inc.	58,903	5,533
*	Monster Beverage Corp.	65,123	5,203
	McKesson Corp.	15,695	4,805
	Archer-Daniels-Midland Co.	51,573	4,655
	Corteva Inc.	75,255	4,326
	Constellation Brands Inc. Class A	18,326	4,221
	McCormick & Co. Inc. (Non-Voting)	36,470	3,640
	Hershey Co.	16,603	3,597
	Kimberly-Clark Corp.	28,821	3,550
	Church & Dwight Co. Inc.	35,278	3,506
	General Mills Inc.	48,414	3,279
	Sysco Corp.	38,967	3,182
	Walgreens Boots Alliance Inc.	64,118	2,871
	Tyson Foods Inc. Class A	30,613	2,744
	Campbell Soup Co.	58,400	2,603
	Hormel Foods Corp.	44,784	2,308
	Molson Coors Beverage Co. Class B	42,400	2,263
*	Grocery Outlet Holding Corp.	68,800	2,255
	Kraft Heinz Co.	56,229	2,215
	AmerisourceBergen Corp.	14,106	2,182
	Conagra Brands Inc.	63,018	2,115
	Brown-Forman Corp. Class B	30,438	2,040
	Altria Group Inc.	37,080	1,937
*	Hain Celestial Group Inc.	55,428	1,907
*	Boston Beer Co. Inc. Class A	4,500	1,748
	J M Smucker Co.	11,951	1,618
*	Post Holdings Inc.	21,605	1,496
	Clorox Co.	10,000	1,390
*	Darling Ingredients Inc.	16,400	1,318
	Keurig Dr Pepper Inc.	33,793	1,281
*	Herbalife Nutrition Ltd.	40,333	1,224
	Brown-Forman Corp. Class A	18,574	1,165
*	US Foods Holding Corp.	27,376	1,030
*	Freshpet Inc.	8,200	842

		Shares	Market Value ($000)
*	Pilgrim's Pride Corp.	31,100	781
	Casey's General Stores Inc.	3,314	657
*	Beyond Meat Inc.	13,200	638
	Seaboard Corp.	144	606
	Bunge Ltd.	5,200	576
	Ingredion Inc.	6,341	553
	Reynolds Consumer Products Inc.	12,100	355
	Lamb Weston Holdings Inc.	5,600	335
*	Olaplex Holdings Inc.	873	14
			217,657
Energy (1.8%)
	Exxon Mobil Corp.	318,678	26,320
	Chevron Corp.	158,142	25,750
	Devon Energy Corp.	214,218	12,667
	ConocoPhillips	108,540	10,854
	Continental Resources Inc.	119,715	7,342
	Marathon Oil Corp.	225,300	5,657
	Occidental Petroleum Corp.	88,690	5,032
	EOG Resources Inc.	41,056	4,895
*	Cheniere Energy Inc.	31,747	4,402
	Schlumberger NV	103,500	4,276
	Marathon Petroleum Corp.	48,458	4,143
	Diamondback Energy Inc.	29,914	4,101
	Pioneer Natural Resources Co.	15,691	3,923
	Halliburton Co.	87,730	3,322
*	Range Resources Corp.	99,510	3,023
	Valero Energy Corp.	28,900	2,935
	Hess Corp.	25,949	2,778
	Phillips 66	31,975	2,762
	Coterra Energy Inc.	101,672	2,742
*	EQT Corp.	72,232	2,485
*	ChampionX Corp.	99,308	2,431
	Murphy Oil Corp.	59,729	2,412
	Baker Hughes Co.	64,147	2,336
*	Enphase Energy Inc.	10,300	2,078
	ONEOK Inc.	28,464	2,010
*	First Solar Inc.	17,966	1,504
	Williams Cos. Inc.	36,405	1,216
*	NOV Inc.	50,300	986
	Targa Resources Corp.	12,000	906
	HF Sinclair Corp.	20,892	833
	APA Corp.	20,000	827
	Kinder Morgan Inc.	33,300	630
*	DT Midstream Inc.	8,587	466
	Texas Pacific Land Corp.	300	406
*	ChargePoint Holdings Inc.	8,400	167
*	Shoals Technologies Group Inc. Class A	5,900	101
			158,718
Financials (5.3%)
*	Berkshire Hathaway Inc. Class B	208,481	73,575
	JPMorgan Chase & Co.	287,472	39,188
	Bank of America Corp.	797,988	32,893
	Wells Fargo & Co.	342,759	16,610
	S&P Global Inc.	38,735	15,888
	Morgan Stanley	142,641	12,467
	Charles Schwab Corp.	128,499	10,834
	Goldman Sachs Group Inc.	31,593	10,429

		Shares	Market Value ($000)
	Citigroup Inc.	188,000	10,039
	Aon plc Class A	27,728	9,029
	Chubb Ltd.	40,099	8,577
	Marsh & McLennan Cos. Inc.	49,821	8,490
*	SVB Financial Group	14,756	8,255
	BlackRock Inc.	10,561	8,070
	Progressive Corp.	64,645	7,369
	CME Group Inc.	30,418	7,235
	Intercontinental Exchange Inc.	52,826	6,979
	PNC Financial Services Group Inc.	37,095	6,842
	Truist Financial Corp.	109,424	6,204
	Webster Financial Corp.	102,257	5,739
*	MFA Financial Inc.	1,400,283	5,643
	Moody's Corp.	16,498	5,567
	US Bancorp	101,700	5,405
	First Republic Bank	30,426	4,932
	Pinnacle Financial Partners Inc.	48,700	4,484
*	Markel Corp.	2,980	4,396
	Blackstone Inc.	34,600	4,392
	Allstate Corp.	30,822	4,269
	MSCI Inc.	8,302	4,175
	Travelers Cos. Inc.	22,581	4,126
	Aflac Inc.	57,474	3,701
	MetLife Inc.	50,516	3,550
	Bank of New York Mellon Corp.	67,629	3,356
*	Arch Capital Group Ltd.	63,827	3,090
	American International Group Inc.	47,800	3,000
	Ameriprise Financial Inc.	9,883	2,968
	Willis Towers Watson plc	12,400	2,929
*	Alleghany Corp.	3,333	2,823
	Assured Guaranty Ltd.	43,927	2,796
*	Brighthouse Financial Inc.	52,982	2,737
	Discover Financial Services	23,903	2,634
	Loews Corp.	37,900	2,457
	State Street Corp.	26,969	2,350
	First Citizens BancShares Inc. Class A	3,400	2,263
	Hartford Financial Services Group Inc.	31,442	2,258
	Fifth Third Bancorp	50,575	2,177
	Zions Bancorp NA	30,699	2,013
	W R Berkley Corp.	28,873	1,923
	Arthur J Gallagher & Co.	10,997	1,920
	Brown & Brown Inc.	26,238	1,896
	East West Bancorp Inc.	23,855	1,885
	Raymond James Financial Inc.	17,151	1,885
	FactSet Research Systems Inc.	4,244	1,843
	Wintrust Financial Corp.	19,700	1,831
	T. Rowe Price Group Inc.	12,074	1,825
	Voya Financial Inc.	24,712	1,640
	Globe Life Inc.	15,679	1,577
	Ally Financial Inc.	35,254	1,533
	Regions Financial Corp.	66,902	1,489
	Nasdaq Inc.	8,023	1,430
	White Mountains Insurance Group Ltd.	1,198	1,361
	Prudential Financial Inc.	11,212	1,325
	KeyCorp	57,018	1,276
	Reinsurance Group of America Inc.	11,595	1,269
	MarketAxess Holdings Inc.	3,631	1,235
*	Credit Acceptance Corp.	2,161	1,189

		Shares	Market Value ($000)
	Assurant Inc.	5,942	1,080
	Lincoln National Corp.	16,530	1,080
	Citizens Financial Group Inc.	23,643	1,072
	Broadridge Financial Solutions Inc.	6,831	1,064
	Hanover Insurance Group Inc.	6,939	1,038
	Cincinnati Financial Corp.	7,091	964
	Apollo Global Management Inc.	15,074	934
	Commerce Bancshares Inc.	12,959	928
	Cboe Global Markets Inc.	7,925	907
	Popular Inc.	10,841	886
	KKR & Co. Inc.	15,000	877
	Everest Re Group Ltd.	2,700	814
	Northern Trust Corp.	6,972	812
	Western Alliance Bancorp	9,230	764
	RenaissanceRe Holdings Ltd.	4,651	737
	LPL Financial Holdings Inc.	4,000	731
	M&T Bank Corp.	4,300	729
	Jefferies Financial Group Inc.	21,416	704
	Signature Bank	2,248	660
	New York Community Bancorp Inc.	60,600	650
	Huntington Bancshares Inc.	42,792	626
	SEI Investments Co.	9,913	597
	Kemper Corp.	9,300	526
	Morningstar Inc.	1,882	514
	MGIC Investment Corp.	35,128	476
	CNA Financial Corp.	8,693	423
	FNB Corp.	31,970	398
	BOK Financial Corp.	4,040	380
	Synovus Financial Corp.	6,525	320
*	Upstart Holdings Inc.	2,800	305
	Primerica Inc.	2,200	301
	Interactive Brokers Group Inc. Class A	4,420	291
	Unum Group	9,127	288
	Equitable Holdings Inc.	9,264	286
	Bank OZK	6,200	265
	OneMain Holdings Inc.	4,339	206
	Erie Indemnity Co. Class A	872	154
	American Financial Group Inc.	972	142
	SLM Corp.	6,800	125
*	GoHealth Inc. Class A	76,700	90
	First Horizon Corp.	3,430	81
	Franklin Resources Inc.	1,525	43
	Affiliated Managers Group Inc.	184	26
			453,829
Health Care (6.1%)
	UnitedHealth Group Inc.	92,396	47,119
	Johnson & Johnson	264,614	46,898
	Pfizer Inc.	511,607	26,486
	Thermo Fisher Scientific Inc.	42,487	25,095
	AbbVie Inc.	146,496	23,748
	Eli Lilly & Co.	82,098	23,510
	Abbott Laboratories	164,134	19,427
	Merck & Co. Inc.	236,521	19,407
	Danaher Corp.	65,315	19,159
	Bristol-Myers Squibb Co.	196,284	14,335
	Medtronic plc	122,867	13,632
	Amgen Inc.	52,569	12,712
	Anthem Inc.	23,239	11,415

		Shares	Market Value ($000)
*	Intuitive Surgical Inc.	37,734	11,384
	Zoetis Inc.	52,768	9,952
	Cigna Corp.	40,282	9,652
	Stryker Corp.	30,849	8,247
*	Edwards Lifesciences Corp.	66,234	7,797
*	Vertex Pharmaceuticals Inc.	28,658	7,479
*	Regeneron Pharmaceuticals Inc.	10,303	7,196
	HCA Healthcare Inc.	27,941	7,003
*	IDEXX Laboratories Inc.	12,149	6,646
	Becton Dickinson & Co.	23,412	6,228
	Humana Inc.	13,882	6,041
	Gilead Sciences Inc.	99,635	5,923
*	Moderna Inc.	33,203	5,720
*	IQVIA Holdings Inc.	23,471	5,427
*	Boston Scientific Corp.	113,273	5,017
*	Illumina Inc.	14,310	5,000
*	Laboratory Corp. of America Holdings	16,697	4,402
	Agilent Technologies Inc.	29,707	3,931
*	Dexcom Inc.	7,279	3,724
*	Centene Corp.	42,874	3,610
*	Align Technology Inc.	8,178	3,566
*	Veeva Systems Inc. Class A	15,633	3,321
	Baxter International Inc.	42,800	3,319
*	Catalent Inc.	27,491	3,049
	Zimmer Biomet Holdings Inc.	23,470	3,002
*	Acadia Healthcare Co. Inc.	43,032	2,820
*	Incyte Corp.	35,200	2,796
	ResMed Inc.	11,300	2,740
*	Horizon Therapeutics plc	22,902	2,410
*	Molina Healthcare Inc.	7,010	2,338
	PerkinElmer Inc.	13,223	2,307
*	Hologic Inc.	29,853	2,293
*	Charles River Laboratories International Inc.	8,059	2,289
*	Seagen Inc.	15,563	2,242
	STERIS plc	8,945	2,163
	Cooper Cos. Inc.	5,136	2,145
	Bio-Techne Corp.	4,831	2,092
	Cerner Corp.	21,093	1,973
*	DaVita Inc.	17,119	1,936
*	Bio-Rad Laboratories Inc. Class A	3,202	1,803
	Quest Diagnostics Inc.	12,819	1,754
	West Pharmaceutical Services Inc.	4,202	1,726
*	Biogen Inc.	8,113	1,709
*	Envista Holdings Corp.	34,520	1,681
*	ABIOMED Inc.	4,438	1,470
	Royalty Pharma plc Class A	37,700	1,469
*	Alnylam Pharmaceuticals Inc.	8,820	1,440
	Teleflex Inc.	3,932	1,395
*	Sarepta Therapeutics Inc.	17,500	1,367
	Universal Health Services Inc. Class B	9,109	1,320
*	Elanco Animal Health Inc.	49,626	1,295
	Organon & Co.	36,472	1,274
*	Neurocrine Biosciences Inc.	12,964	1,215
*	Masimo Corp.	8,149	1,186
*	QIAGEN NV	23,457	1,149
*	BioMarin Pharmaceutical Inc.	14,800	1,141
*	Jazz Pharmaceuticals plc	7,200	1,121
*	Exelixis Inc.	47,603	1,079

		Shares	Market Value ($000)
*	Insulet Corp.	4,022	1,071
*	United Therapeutics Corp.	5,593	1,003
	DENTSPLY SIRONA Inc.	18,983	934
*	Penumbra Inc.	4,163	925
*	Sage Therapeutics Inc.	24,600	814
*	Quidel Corp.	7,200	810
	Chemed Corp.	1,300	659
*	Novocure Ltd.	7,900	655
*	Ionis Pharmaceuticals Inc.	16,500	611
*	10X Genomics Inc. Class A	7,000	532
*	Novavax Inc.	6,600	486
	Cardinal Health Inc.	8,345	473
	Premier Inc. Class A	12,944	461
*	Amedisys Inc.	2,500	431
*	Exact Sciences Corp.	5,646	395
*	Mirati Therapeutics Inc.	4,700	386
*	Avantor Inc.	10,252	347
*	Signify Health Inc. Class A	18,700	339
*	Guardant Health Inc.	5,038	334
*	Iovance Biotherapeutics Inc.	17,200	286
*	Certara Inc.	11,900	256
*	Integra LifeSciences Holdings Corp.	3,189	205
*	Oak Street Health Inc.	7,300	196
	Viatris Inc.	17,114	186
	Encompass Health Corp.	2,416	172
*	Tandem Diabetes Care Inc.	1,000	116
	Perrigo Co. plc	2,600	100
	Bruker Corp.	1,500	96
*	Maravai LifeSciences Holdings Inc. Class A	2,500	88
*	Zimvie Inc.	1,807	41
			522,125
Industrials (6.2%)
	Visa Inc. Class A	168,296	37,323
	Mastercard Inc. Class A	87,886	31,409
	Accenture plc Class A	59,076	19,922
	Union Pacific Corp.	64,593	17,647
*	PayPal Holdings Inc.	131,247	15,179
	Honeywell International Inc.	69,897	13,601
	Deere & Co.	32,002	13,296
	Raytheon Technologies Corp.	123,988	12,283
	American Express Co.	63,198	11,818
	Lockheed Martin Corp.	26,092	11,517
	United Parcel Service Inc. Class B	52,034	11,159
	Caterpillar Inc.	46,824	10,433
*	Boeing Co.	54,166	10,373
	Capital One Financial Corp.	72,192	9,478
	General Electric Co.	99,454	9,100
	CSX Corp.	239,766	8,979
	Automatic Data Processing Inc.	37,634	8,563
	3M Co.	50,985	7,591
*	Fiserv Inc.	74,239	7,528
	Sherwin-Williams Co.	29,142	7,274
	Norfolk Southern Corp.	24,666	7,035
*	Block Inc. Class A	49,908	6,768
	FedEx Corp.	28,130	6,509
	AMETEK Inc.	46,011	6,128
	Northrop Grumman Corp.	13,646	6,103
	Illinois Tool Works Inc.	26,375	5,523

		Shares	Market Value ($000)
	Eaton Corp. plc	31,645	4,802
	Emerson Electric Co.	47,090	4,617
	Vulcan Materials Co.	25,110	4,613
	Global Payments Inc.	33,431	4,575
	Cintas Corp.	10,373	4,413
*	United Rentals Inc.	12,074	4,289
*	Mettler-Toledo International Inc.	3,121	4,286
	Fidelity National Information Services Inc.	41,137	4,131
*	TransDigm Group Inc.	6,285	4,095
	Martin Marietta Materials Inc.	10,626	4,090
	Quanta Services Inc.	30,093	3,961
	Howmet Aerospace Inc.	105,166	3,780
	L3Harris Technologies Inc.	15,017	3,731
*	Teledyne Technologies Inc.	7,464	3,528
	Carrier Global Corp.	74,958	3,438
*	Middleby Corp.	20,834	3,416
*	Keysight Technologies Inc.	21,308	3,366
	Ball Corp.	37,125	3,341
	Trane Technologies plc	21,310	3,254
	General Dynamics Corp.	13,091	3,157
	Rockwell Automation Inc.	10,862	3,042
	Equifax Inc.	12,823	3,040
	PPG Industries Inc.	22,949	3,008
	Crown Holdings Inc.	23,861	2,985
	Verisk Analytics Inc.	13,447	2,886
	Old Dominion Freight Line Inc.	9,621	2,874
	DuPont de Nemours Inc.	38,914	2,863
	Fortive Corp.	45,701	2,785
*	AECOM	35,745	2,746
	Textron Inc.	36,284	2,699
	Parker-Hannifin Corp.	9,302	2,640
*	FleetCor Technologies Inc.	10,168	2,532
*	Berry Global Group Inc.	43,393	2,515
	PACCAR Inc.	28,448	2,505
*	Ingersoll Rand Inc.	48,482	2,441
	Eagle Materials Inc.	18,979	2,436
*	Waters Corp.	7,833	2,431
*	Mohawk Industries Inc.	19,372	2,406
*	Zebra Technologies Corp. Class A	5,716	2,365
	Otis Worldwide Corp.	30,224	2,326
*	Trimble Inc.	30,037	2,167
	Jacobs Engineering Group Inc.	15,658	2,158
	HEICO Corp. Class A	17,003	2,156
	Xylem Inc.	25,125	2,142
	TransUnion	19,883	2,055
	IDEX Corp.	10,462	2,006
	AGCO Corp.	13,710	2,002
*	Kirby Corp.	27,000	1,949
	Nordson Corp.	8,492	1,928
	Carlisle Cos. Inc.	7,633	1,877
*	Colfax Corp.	46,190	1,838
	Cummins Inc.	8,721	1,789
	JB Hunt Transport Services Inc.	8,852	1,777
	Johnson Controls International plc	25,378	1,664
	Stanley Black & Decker Inc.	11,796	1,649
	A O Smith Corp.	25,732	1,644
	Sealed Air Corp.	23,960	1,604
	Fortune Brands Home & Security Inc.	20,487	1,522

		Shares	Market Value ($000)
	BWX Technologies Inc.	27,902	1,503
	Synchrony Financial	41,089	1,430
	WW Grainger Inc.	2,682	1,383
	Dover Corp.	8,810	1,382
	ITT Inc.	18,189	1,368
	Masco Corp.	26,716	1,362
	Allegion plc	12,151	1,334
	Valmont Industries Inc.	5,396	1,287
	Huntington Ingalls Industries Inc.	6,396	1,276
	Oshkosh Corp.	12,558	1,264
	Paychex Inc.	9,200	1,256
	Owens Corning	13,342	1,221
	Lennox International Inc.	4,681	1,207
*	Bill.com Holdings Inc.	5,300	1,202
	MKS Instruments Inc.	7,915	1,187
	Packaging Corp. of America	7,444	1,162
*	Generac Holdings Inc.	3,900	1,159
	Cognex Corp.	14,825	1,144
*	Sensata Technologies Holding plc	22,433	1,141
	Toro Co.	13,011	1,112
	Jack Henry & Associates Inc.	5,432	1,070
*	Fair Isaac Corp.	2,040	952
	Landstar System Inc.	6,235	940
	AptarGroup Inc.	7,900	928
	Silgan Holdings Inc.	18,967	877
*	WEX Inc.	4,740	846
*	XPO Logistics Inc.	11,342	826
*	GXO Logistics Inc.	11,342	809
	Knight-Swift Transportation Holdings Inc. Class A	14,300	722
*	Coherent Inc.	2,590	708
	Air Lease Corp. Class A	15,591	696
	RPM International Inc.	8,489	691
	Regal Rexnord Corp.	4,625	688
	Donaldson Co. Inc.	12,229	635
*	Gates Industrial Corp. plc	42,069	634
*	WESCO International Inc.	4,845	631
	Armstrong World Industries Inc.	6,812	613
	Booz Allen Hamilton Holding Corp.	6,943	610
	Spirit AeroSystems Holdings Inc. Class A	12,300	601
*	Axon Enterprise Inc.	4,200	578
	Expeditors International of Washington Inc.	5,586	576
	CH Robinson Worldwide Inc.	5,311	572
	Robert Half International Inc.	5,000	571
	Pentair plc	10,087	547
*	Mercury Systems Inc.	8,100	522
*	Euronet Worldwide Inc.	3,992	520
	Lincoln Electric Holdings Inc.	3,765	519
	Westrock Co.	11,000	517
*	Shift4 Payments Inc. Class A	7,900	489
	Genpact Ltd.	11,065	481
	Snap-on Inc.	2,097	431
	Littelfuse Inc.	1,673	417
	Flowserve Corp.	10,413	374
	nVent Electric plc	10,087	351
	Graco Inc.	4,912	342
	Schneider National Inc. Class B	13,062	333
	Graphic Packaging Holding Co.	15,800	317
	Curtiss-Wright Corp.	2,100	315

		Shares	Market Value ($000)
	Vontier Corp.	12,079	307
*	Axalta Coating Systems Ltd.	12,120	298
	Brunswick Corp.	3,628	293
*	Paylocity Holding Corp.	1,300	267
	MDU Resources Group Inc.	9,950	265
	ManpowerGroup Inc.	2,450	230
	ADT Inc.	28,622	217
	Bread Financial Holdings Inc.	3,700	208
	Hubbell Inc. Class B	1,100	202
*	Legalzoom.com Inc.	13,300	188
	HEICO Corp.	1,087	167
*	TuSimple Holdings Inc. Class A	10,400	127
*	Virgin Galactic Holdings Inc.	12,000	119
	Woodward Inc.	800	100
*	Loyalty Ventures Inc.	640	11
			530,502
Other (0.5%)
[1]	Vanguard Tax-Exempt Bond Index ETF	777,760	40,093
Real Estate (1.5%)
	Prologis Inc.	84,344	13,620
	American Tower Corp.	46,319	11,636
	Crown Castle International Corp.	41,238	7,613
	Equinix Inc.	10,049	7,453
	SBA Communications Corp.	21,594	7,430
	Public Storage	12,156	4,744
	Iron Mountain Inc.	73,597	4,078
	Digital Realty Trust Inc.	24,538	3,479
*	CBRE Group Inc. Class A	38,001	3,478
	American Homes 4 Rent Class A	76,425	3,059
	Weyerhaeuser Co.	77,146	2,924
	Alexandria Real Estate Equities Inc.	13,830	2,783
	Extra Space Storage Inc.	13,300	2,734
	Equity Residential	30,250	2,720
*	CoStar Group Inc.	38,690	2,577
	Welltower Inc.	26,763	2,573
*	Jones Lang LaSalle Inc.	10,212	2,445
	AvalonBay Communities Inc.	9,828	2,441
*	Howard Hughes Corp.	22,500	2,331
*	Host Hotels & Resorts Inc.	116,499	2,264
	Simon Property Group Inc.	17,000	2,237
	Realty Income Corp.	29,900	2,072
	Essex Property Trust Inc.	5,973	2,064
	Mid-America Apartment Communities Inc.	9,294	1,947
	SL Green Realty Corp.	23,725	1,926
	Invitation Homes Inc.	44,896	1,804
	Camden Property Trust	10,700	1,778
*	Park Hotels & Resorts Inc.	90,100	1,760
	Equity LifeStyle Properties Inc.	22,346	1,709
	Duke Realty Corp.	26,790	1,555
*	Zillow Group Inc. Class C	27,791	1,370
	Ventas Inc.	19,000	1,173
	Healthpeak Properties Inc.	30,867	1,060
	Kimco Realty Corp.	40,000	988
	Boston Properties Inc.	7,581	976
	Apartment Income REIT Corp.	17,807	952
	Sun Communities Inc.	5,300	929
	Lamar Advertising Co. Class A	7,467	868

		Shares	Market Value ($000)
	Kilroy Realty Corp.	10,852	829
	Rexford Industrial Realty Inc.	10,000	746
	JBG SMITH Properties	25,200	736
	UDR Inc.	12,695	728
	Douglas Emmett Inc.	20,790	695
	First Industrial Realty Trust Inc.	7,000	433
	Federal Realty Investment Trust	3,019	369
	VICI Properties Inc.	12,500	356
	Medical Properties Trust Inc.	10,779	228
	Rayonier Inc.	5,100	210
*	Orion Office REIT Inc.	13,050	183
*	Zillow Group Inc. Class A	3,647	176
	Life Storage Inc.	513	72
	American Campus Communities Inc.	760	43
	STORE Capital Corp.	1,277	37
			125,391
Technology (13.7%)
	Apple Inc.	1,503,846	262,587
	Microsoft Corp.	735,984	226,911
*	Alphabet Inc. Class A	32,605	90,686
*	Alphabet Inc. Class C	25,264	70,562
	NVIDIA Corp.	238,060	64,957
*	Meta Platforms Inc. Class A	232,772	51,759
*	Adobe Inc.	48,224	21,972
	Broadcom Inc.	32,749	20,621
	Intel Corp.	407,136	20,178
*	Advanced Micro Devices Inc.	153,479	16,781
	QUALCOMM Inc.	108,410	16,567
*	Salesforce Inc.	77,575	16,471
	Texas Instruments Inc.	84,792	15,558
	Oracle Corp.	178,205	14,743
	Intuit Inc.	25,152	12,094
	Applied Materials Inc.	90,715	11,956
*	ServiceNow Inc.	17,885	9,960
*	Micron Technology Inc.	127,810	9,955
	International Business Machines Corp.	69,903	9,089
	Analog Devices Inc.	44,550	7,359
	Lam Research Corp.	13,149	7,069
	Roper Technologies Inc.	14,570	6,880
*	Synopsys Inc.	17,230	5,742
*	Cadence Design Systems Inc.	33,815	5,561
*	Autodesk Inc.	25,262	5,415
	Amphenol Corp. Class A	65,560	4,940
*	Workday Inc. Class A	20,547	4,920
	Cognizant Technology Solutions Corp. Class A	53,318	4,781
*	ON Semiconductor Corp.	72,209	4,521
	Marvell Technology Inc.	62,986	4,517
	HP Inc.	119,671	4,344
*	Fortinet Inc.	12,162	4,156
*	Palo Alto Networks Inc.	6,428	4,002
*	Crowdstrike Holdings Inc. Class A	17,600	3,997
*	Snowflake Inc. Class A	17,161	3,932
*	Atlassian Corp. plc Class A	12,259	3,602
	NXP Semiconductors NV	18,800	3,480
	KLA Corp.	9,317	3,411
	Microchip Technology Inc.	40,540	3,046
*	Match Group Inc.	27,592	3,000
*	Twitter Inc.	74,635	2,888

		Shares	Market Value ($000)
*	ANSYS Inc.	8,869	2,817
*	VMware Inc. Class A	24,738	2,817
*	VeriSign Inc.	12,521	2,785
*	DocuSign Inc.	25,225	2,702
*	Palantir Technologies Inc. Class A	196,534	2,698
*	Akamai Technologies Inc.	21,601	2,579
*	Gartner Inc.	8,596	2,557
	Corning Inc.	68,131	2,515
*	Datadog Inc. Class A	15,900	2,408
	Teradyne Inc.	19,532	2,309
	Skyworks Solutions Inc.	17,100	2,279
*	Wolfspeed Inc.	18,851	2,146
*	Arrow Electronics Inc.	17,906	2,124
*	Splunk Inc.	14,265	2,120
*	Twilio Inc. Class A	12,330	2,032
	Hewlett Packard Enterprise Co.	120,529	2,014
*	Okta Inc.	13,316	2,010
*	Qorvo Inc.	15,420	1,914
*	MongoDB Inc.	4,294	1,905
*	Cloudflare Inc. Class A	14,900	1,784
*	Dell Technologies Inc. Class C	35,464	1,780
	Xerox Holdings Corp.	86,118	1,737
*	NCR Corp.	42,803	1,720
*	Western Digital Corp.	34,274	1,702
*	F5 Inc.	7,975	1,666
*	Paycom Software Inc.	4,651	1,611
	CDW Corp.	8,857	1,584
*	GoDaddy Inc. Class A	17,857	1,495
*	Zendesk Inc.	12,076	1,453
*	HubSpot Inc.	2,920	1,387
	Citrix Systems Inc.	13,559	1,368
*	DoorDash Inc. Class A	11,650	1,365
*	EPAM Systems Inc.	4,526	1,342
*	Black Knight Inc.	22,712	1,317
*	Tyler Technologies Inc.	2,891	1,286
*	Pinterest Inc. Class A	49,000	1,206
*	Zscaler Inc.	4,818	1,163
*	PTC Inc.	10,669	1,149
*	Aspen Technology Inc.	6,578	1,088
	Monolithic Power Systems Inc.	2,200	1,069
*	Dropbox Inc. Class A	45,060	1,048
	Amdocs Ltd.	12,400	1,019
	SS&C Technologies Holdings Inc.	13,447	1,009
*	Pure Storage Inc. Class A	28,105	992
*	Teradata Corp.	19,986	985
*	Unity Software Inc.	9,916	984
*	Manhattan Associates Inc.	6,606	916
*	Change Healthcare Inc.	41,366	902
*	Ceridian HCM Holding Inc.	12,978	887
*	IAC/InterActiveCorp	8,045	807
	NetApp Inc.	8,971	745
*	Five9 Inc.	6,700	740
*	Clarivate plc	41,900	702
	Universal Display Corp.	4,186	699
	Leidos Holdings Inc.	6,450	697
*	Everbridge Inc.	15,900	694
	Dolby Laboratories Inc. Class A	8,275	647
	NortonLifeLock Inc.	24,339	646

		Shares	Market Value ($000)
*	Duck Creek Technologies Inc.	29,200	646
*	Anaplan Inc.	9,700	631
*	Dynatrace Inc.	13,170	620
*	IPG Photonics Corp.	5,229	574
*	Dun & Bradstreet Holdings Inc.	31,300	548
*	Avalara Inc.	5,451	542
	Jabil Inc.	8,300	512
	Bentley Systems Inc. Class B	10,252	453
*	Alteryx Inc. Class A	6,200	444
*	Guidewire Software Inc.	4,686	443
	Entegris Inc.	3,200	420
*	CACI International Inc. Class A	1,300	392
*	RingCentral Inc. Class A	3,330	390
*	DXC Technology Co.	11,250	367
*	Fastly Inc. Class A	20,600	358
	CDK Global Inc.	6,503	317
*	Nutanix Inc. Class A	11,790	316
*	Elastic NV	3,518	313
*	Concentrix Corp.	1,700	283
*	C3.ai Inc. Class A	12,200	277
*	Cerence Inc.	6,400	231
*	Mandiant Corp.	9,171	205
*	Smartsheet Inc. Class A	3,300	181
	TD SYNNEX Corp.	1,700	175
*	nCino Inc.	3,800	156
*	Vimeo Inc.	13,061	155
*	New Relic Inc.	2,000	134
*	Kyndryl Holdings Inc.	9,180	120
	Pegasystems Inc.	1,468	118
*	Skillz Inc. Class A	34,100	102
*	N-able Inc.	10,500	96
	National Instruments Corp.	2,211	90
	SolarWinds Corp.	5,700	76
			1,165,777
Telecommunications (1.3%)
	Cisco Systems Inc.	392,433	21,882
	Comcast Corp. Class A	445,383	20,853
	Verizon Communications Inc.	361,307	18,405
	AT&T Inc.	528,884	12,498
*	T-Mobile US Inc.	72,892	9,356
*	Charter Communications Inc. Class A	15,028	8,198
*	Arista Networks Inc.	33,504	4,656
	Motorola Solutions Inc.	15,378	3,725
*	Liberty Broadband Corp. Class C	26,422	3,575
*	Liberty Broadband Corp. Class A	12,998	1,704
*	Ciena Corp.	15,379	932
*	Altice USA Inc. Class A	60,500	755
*	DISH Network Corp. Class A	22,133	701
*	Viasat Inc.	11,500	561
	Ubiquiti Inc.	1,484	432
*	Lumentum Holdings Inc.	3,800	371
*	Roku Inc.	1,792	224
	Cable One Inc.	140	205
			109,033
Utilities (1.5%)
	NextEra Energy Inc.	213,340	18,072
	American Water Works Co. Inc.	66,590	11,023

				Shares	Market Value ($000)
		Dominion Energy Inc.		87,209	7,410
		Southern Co.		98,416	7,136
		Duke Energy Corp.		59,772	6,674
		Consolidated Edison Inc.		58,005	5,492
		Waste Management Inc.		33,651	5,334
*		Clean Harbors Inc.		41,000	4,577
		Sempra Energy		26,229	4,410
		American Electric Power Co. Inc.		43,400	4,330
		Public Service Enterprise Group Inc.		47,759	3,343
		Exelon Corp.		65,800	3,134
		WEC Energy Group Inc.		31,059	3,100
		Xcel Energy Inc.		42,704	3,082
*		PG&E Corp.		251,400	3,002
		FirstEnergy Corp.		61,869	2,837
		Essential Utilities Inc.		54,586	2,791
		Eversource Energy		25,887	2,283
		DTE Energy Co.		17,175	2,271
*		Constellation Energy Corp.		39,233	2,207
		Republic Services Inc.		16,510	2,188
		PPL Corp.		60,316	1,723
		Atmos Energy Corp.		14,145	1,690
		National Fuel Gas Co.		23,728	1,630
		AES Corp.		62,769	1,615
		Alliant Energy Corp.		24,226	1,514
		Edison International		21,417	1,501
		CMS Energy Corp.		20,227	1,415
		NiSource Inc.		42,649	1,356
		Vistra Corp.		56,291	1,309
		Entergy Corp.		10,412	1,216
		NRG Energy Inc.		28,315	1,086
		Ameren Corp.		10,998	1,031
		Pinnacle West Capital Corp.		11,900	929
		OGE Energy Corp.		19,986	815
*		Stericycle Inc.		11,477	676
		UGI Corp.		15,661	567
*		Sunrun Inc.		17,300	525
		CenterPoint Energy Inc.		13,100	401
		Brookfield Renewable Corp.		8,800	385
		Evergy Inc.		3,535	242
		Avangrid Inc.		2,345	110
					126,432
Total Common Stocks (Cost $1,625,215)					4,154,263

		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (51.7%)
Alabama (1.2%)
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	529
	Alabama Federal AID Highway Finance Authority Bonds Prere.	5.000%	9/1/22	3,230	3,280
	Alabama Federal AID Highway Finance Authority Special Obligation Revenue ETM	5.000%	9/1/25	3,525	3,871
	Alabama Incentives Financing Authority Special Obligation Revenue Prere.	5.000%	9/1/22	380	386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds	5.000%	1/1/27	5,000	5,322
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds	4.000%	11/1/38	2,640	2,884
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds	5.000%	11/1/39	5,000	5,923
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds	4.000%	11/1/36	6,000	6,567
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,125	1,259
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,594
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	845	880
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	4.000%	10/1/27	2,375	2,498
[2]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.160%	10/1/27	3,750	3,750
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 6) PUT	4.000%	12/1/26	5,030	5,241
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	8,095	8,434
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	6,475	6,911
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	430	433
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	12,365	13,406
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	579
	Huntsville AL GO	5.000%	5/1/35	1,125	1,294
	Huntsville AL GO	5.000%	5/1/38	1,860	2,175
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	917
	Huntsville AL Water System Revenue	5.000%	11/1/27	1,070	1,232
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue	4.000%	2/1/40	545	587
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,660
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,118
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	523
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	453
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	2,150	2,222
	Montgomery AL GO	4.000%	12/1/36	400	441
	Montgomery AL GO	4.000%	12/1/39	450	491
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	5.000%	12/1/30	2,000	2,320
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	2,000	2,114
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,810	6,990
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,515	1,562
	Southeast Energy Authority A Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	2,000	2,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	593
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,221
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,097
[4]	University of South Alabama University Facilities Revenue	5.000%	11/1/23	740	775
					105,638
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,756
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	425	428
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	75	75
[5]	Alaska Municipal Bond Bank Authority GO	5.000%	12/1/37	3,000	3,482
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,442
	Municipality of Anchorage GO	4.000%	9/1/36	785	869
					8,052
Arizona (0.9%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	737
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	578
	Arizona COP ETM	5.000%	10/1/26	2,000	2,252
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	536
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	840
[6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	190
[6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	107
[6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	288
[6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	336
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	667
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,491
	Arizona Industrial Development Authority Revenue (Phoenix Children's Hospital)	5.000%	2/1/36	1,765	2,089
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,789
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,780
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,242
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,110	2,251
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,210	2,231
	Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,139
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	1,000	1,110
	Arizona Transportation Board Highway Revenue Prere.	5.000%	7/1/22	500	505
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,073
	Chandler AZ GO	5.000%	7/1/23	1,165	1,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	2,031
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	112
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	1,015
[6]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	611
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	959
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	872
	Maricopa County AZ School District No. 83	3.000%	10/1/39	1,000	948
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,730	1,846
[7,8]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,500	2,005
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/35	1,110	1,322
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue ETM	5.000%	7/1/22	1,145	1,156
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/22	2,290	2,312
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,446
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,098
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	1,260	1,272
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,123
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,689
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	2,111
	Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/41	1,000	1,106
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	335
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	282
[6]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,050	1,048
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	1,091
	Pima County AZ Sewer System Revenue	5.000%	7/1/24	1,105	1,180
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,040
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,208
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,013
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/31	2,000	2,427
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/32	2,500	3,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,726
	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/24	1,210	1,276
	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/25	1,825	1,972
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	973
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	729
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	855	1,013
					75,873
Arkansas (0.3%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,304
	Arkansas Federal Highway Revenue GO	3.000%	4/1/24	5,000	5,030
	Arkansas State GO (Four-Lane Highway Construction and Improvement)	5.000%	6/15/23	10,000	10,410
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,199
[9]	Springdale AR Sales & Use Revenue	5.000%	4/1/37	1,000	1,053
	Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,196
	Springdale AR School District No. 50 GO	3.000%	6/1/32	1,000	1,019
	Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,161
	University of Arkansas Revenue	5.000%	11/1/24	850	915
	University of Arkansas Revenue	5.000%	11/1/30	775	867
[5]	University of Arkansas Revenue	5.000%	4/1/38	1,000	1,191
					26,345
California (5.0%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities) ETM	5.000%	7/1/22	500	505
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities) Prere.	5.000%	7/1/22	2,800	2,826
[4]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,285
[10]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	573
[11]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/32	2,070	1,471
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30	1,000	1,033
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33	1,015	1,048
	Bakersfield CA Wastewater Revenue	5.000%	9/15/27	300	330
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,073
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	875
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/22	500	500
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/23	1,000	1,034
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	1,000	1,016
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	2,023
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,021
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.810%	4/1/27	1,000	992
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.410%	0.920%	4/1/28	1,000	989
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.410%	5/1/23	1,000	1,003
[5]	Bay Area Water Supply & Conservation Agency CA Revenue (Capital Cost Recovery Prepayment Program)	5.000%	10/1/33	1,000	1,171
[10]	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	1,000	806
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	3,325	3,515
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	2,985	3,229
	California Educational Facilities Authority Revenue	5.000%	3/15/39	15	19
	California Educational Facilities Authority Revenue	5.000%	6/1/43	1,995	2,568
	California GO	5.000%	8/1/22	1,000	1,013
	California GO	5.000%	9/1/22	1,805	1,834
	California GO	5.000%	12/1/22	1,025	1,050
	California GO	5.000%	9/1/23	1,750	1,831
	California GO	5.000%	11/1/23	1,155	1,214
	California GO	5.000%	4/1/24	2,000	2,122
	California GO	5.000%	10/1/24	2,000	2,150
	California GO	5.000%	12/1/24	2,000	2,159
	California GO	5.000%	3/1/26	660	717
	California GO	5.000%	4/1/26	2,000	2,231
	California GO	5.000%	4/1/27	2,000	2,281
	California GO	5.000%	4/1/27	1,000	1,141
	California GO	3.500%	8/1/27	1,515	1,625
	California GO	5.000%	2/1/28	690	709
	California GO	5.000%	4/1/28	5,125	5,960
	California GO	5.000%	4/1/28	1,000	1,163
	California GO	5.000%	4/1/29	1,000	1,185
	California GO	5.000%	9/1/29	455	511
	California GO	5.000%	9/1/29	1,000	1,193
	California GO	5.000%	10/1/29	5,000	5,975
	California GO	5.000%	11/1/29	1,700	1,782
	California GO	5.000%	9/1/30	1,500	1,813
	California GO	5.000%	11/1/30	5,000	6,058
	California GO	5.000%	4/1/31	1,000	1,212
	California GO	4.000%	8/1/31	1,675	1,782
	California GO	5.000%	4/1/32	2,500	2,914
	California GO	5.000%	4/1/32	300	369
	California GO	5.000%	9/1/32	1,000	1,213
	California GO	5.000%	10/1/32	1,875	2,010
	California GO	4.000%	8/1/33	1,520	1,613
	California GO	5.000%	8/1/33	2,865	3,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	9/1/33	2,000	2,124
	California GO	3.000%	10/1/34	2,725	2,698
	California GO	5.000%	11/1/34	1,340	1,600
	California GO	5.000%	3/1/35	2,000	2,360
	California GO	5.000%	4/1/35	210	242
	California GO	3.000%	10/1/35	1,815	1,793
	California GO	5.000%	11/1/35	5,000	5,963
	California GO	4.000%	10/1/36	1,000	1,097
	California GO	4.000%	10/1/36	1,155	1,267
	California GO	5.000%	9/1/41	5,000	5,974
	California GO	4.000%	10/1/41	1,000	1,090
	California GO	4.000%	4/1/42	1,000	1,094
	California GO	5.000%	4/1/42	500	562
	California Health Facilities Financing Authority Revenue Prere.	5.000%	10/1/25	795	871
	California Health Facilities Financing Authority Revenue PUT	5.000%	10/1/25	895	981
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	1,250	1,472
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,325	1,366
	California Health Facilities Financing Authority Revenue (Cedars-Sinai Health System)	5.000%	8/15/41	1,890	2,269
	California Health Facilities Financing Authority Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,020
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	1,052
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	795	811
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,252
	California Health Facilities Financing Authority Revenue (Stanford Hospital & Clinics) Prere.	5.000%	8/15/22	2,000	2,028
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,136
	California Housing Finance Agency Municipal Certificates	3.750%	3/25/35	2,485	2,658
	California Housing Finance Agency Municipal Certificates	3.500%	11/20/35	986	1,028
	California Housing Finance Agency Municipal Certificates	3.250%	8/20/36	497	498
[8]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	577
[2]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.860%	8/1/24	1,000	997
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	895
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,058
	California Public Works Board Lease Revenue (Davidson Library) Prere.	5.000%	3/1/23	20	21
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22	1,000	1,006
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	1,050	1,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,285
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28	300	308
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	2,500	2,689
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/31	2,000	2,397
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,000	1,022
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	350	350
[4]	California School Facilities Financing Authority Revenue (Los Angeles County)	0.000%	8/1/49	2,000	525
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/22	1,000	1,013
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/29	1,000	1,178
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,191
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/32	1,000	1,022
[5]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/34	340	395
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/36	2,000	2,377
	California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,109
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,184
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,259
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,096
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,545
	California State University Systemwide Revenue Prere.	5.000%	11/1/22	1,000	1,022
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	43
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	165	177
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	1,970	2,123
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	2,335	2,516
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	904
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	2,250	2,650
[6]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	442
[4]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,107
	Chabot-Las Positas CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,043
	Chaffey CA Community College District GO	5.000%	6/1/23	850	883
[4]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,018
[12]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023 Prere.	0.000%	2/1/24	1,000	1,014
	Contra Costa CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,043
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,048
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1) ETM	5.000%	9/1/22	970	985
[6]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,000	837
[6]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	900	726
[6]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	449
	East Bay CA Municipal Utility District Wastewater System Revenue	5.000%	6/1/34	1,375	1,496
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/42	2,875	3,253
[4]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	1,018
	East Side CA Union High School District Santa Clara County GO	2.000%	8/1/33	1,000	897
[2]	Eastern Municipal Water & Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	0.610%	7/1/24	300	300
[3]	Eastern Municipal Water & Wastewater Revenue VRDO	0.350%	4/1/22	4,700	4,700
[12]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,534
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,093
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	546
[10]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,847
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,245
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/28	3,595	4,167
	Grossmont CA Healthcare District GO	4.000%	7/15/40	2,000	2,123
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/23	1,500	1,568
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/24	1,000	1,072
	La Verne CA (Brethren Hillcrest Homes) COP Prere.	5.000%	5/15/22	350	355
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	457
[7]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,221
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,015	1,087
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/23	2,000	2,061
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/24	1,000	1,048
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	1,670	1,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	400	478
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	2,000	2,166
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	370	401
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/39	1,000	1,171
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,205
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,630
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/23	2,600	2,708
[5]	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,500	3,037
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,545
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,528
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,101
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,950
[5]	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	2,500	3,028
[5]	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,216
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,118
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,314
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	560
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,928
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,000	1,197
[5]	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	2,635	3,167
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	6,500	7,641
[5]	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,880	2,266
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	2,000	2,195
[5]	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	2,500	2,996
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	5,916
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,607
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,441
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,000	1,079
[5]	Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	5,000	5,931
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,977
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/26	500	506
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	1,250	1,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/30	1,000	1,184
[5]	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/35	1,200	1,425
[5]	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/39	1,000	1,181
[9]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,145
	Los Angeles County CA Unified School District GO	5.000%	7/1/31	1,000	1,177
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	7/1/40	1,000	1,186
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.650%	5/21/24	500	499
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.650%	5/21/24	500	499
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.650%	5/21/24	500	499
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,234
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	752
	Napa Valley CA Community College District GO	4.000%	8/1/32	1,090	1,154
	Napa Valley CA Unified School District GO Prere.	4.000%	8/1/23	1,690	1,740
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	503
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	500	507
[4]	Oakland CA Unified School District GO	5.000%	8/1/25	1,500	1,643
[9]	Oakland CA Unified School District GO	4.000%	8/1/39	1,000	1,088
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,214
[11]	Palomar Pomerado Health California GO	0.000%	8/1/22	1,000	994
[7]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	916
[7]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,519
[7]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	518
	Peninsula Corridor Joint Powers Board CA Measure RR Sales Tax Revenue (Green Bonds - Climate Bond Certified)	5.000%	6/1/42	1,530	1,815
[4]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,375	1,549
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,133
	Riverside County CA Transportation Commission Sales Tax Revenue Prere.	5.250%	6/1/23	1,000	1,041
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,802
	Riverside County CA Transportation Commission Toll Revenue	4.000%	6/1/38	320	338
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	340	349
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	349
[9]	Sacramento CA City Financing Authority Revenue	5.000%	12/1/22	760	778
[11]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,382
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	630
[4]	San Bernardino CA Community College District GO	0.000%	8/1/22	1,000	996
	San Diego CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,043
[4]	San Diego CA Unified School District GO	5.500%	7/1/27	520	608
	San Diego CA Unified School District GO	0.000%	7/1/28	370	315
	San Diego CA Unified School District GO	0.000%	7/1/29	440	363
	San Diego CA Unified School District GO	0.000%	7/1/30	250	199
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	282
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	71
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	89
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	60
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	51
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	50
	San Diego CA Unified School District GO Prere.	5.000%	7/1/23	2,000	2,081
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,000	1,173
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	530	535
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	2,125	2,167
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	5.000%	4/1/22	560	560
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	4.750%	4/1/24	1,305	1,378
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,091
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	1,530	1,673
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,799
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,057
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,071
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/27	605	607
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,146
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	1.000%	10/1/25	4,355	4,115
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	1,909
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,087
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,678
	San Francisco CA City & County Public Utilities Commission Water Revenue Prere.	5.000%	11/1/24	1,865	2,010
	San Francisco CA City & County Unified School District GO	4.000%	6/15/32	965	969
	San Francisco CA City & County Unified School District GO	4.250%	6/15/33	1,000	1,005
	San Mateo Foster City School District GO	3.000%	8/1/40	750	722
[10]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,013
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,117
	Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	1,007
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Revenue	5.000%	7/1/30	3,000	3,150
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/32	2,000	2,173
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,094
[9]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,067
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,144
[11]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	914
	Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,635	1,790
	University of California Revenue	5.000%	5/15/28	690	715
	University of California Revenue	5.000%	5/15/30	1,435	1,442
	University of California Revenue	5.000%	5/15/31	2,000	2,412
	University of California Revenue	4.000%	5/15/33	1,000	1,053
	University of California Revenue	5.000%	5/15/33	3,000	3,567
	University of California Revenue	4.000%	5/15/34	1,000	1,076
	University of California Revenue	4.000%	5/15/34	1,770	1,841
	University of California Revenue	4.000%	5/15/35	2,000	2,151
	University of California Revenue	5.000%	5/15/35	1,620	1,862
	University of California Revenue	5.000%	5/15/35	1,165	1,336
	University of California Revenue	5.000%	5/15/36	2,000	2,433
	University of California Revenue	5.000%	5/15/38	2,275	2,755
	University of California Revenue	5.000%	5/15/38	2,000	2,071
	University of California Revenue	4.000%	5/15/39	5,000	5,452
	University of California Revenue Prere.	5.000%	5/15/23	310	321
	University of California Revenue PUT	5.000%	5/15/23	3,960	4,101
	University of California Revenue VRDO	0.310%	4/1/22	4,115	4,115
	University of California Revenue VRDO	0.310%	4/1/22	2,300	2,300
	West Basin CA Municipal Water District Revenue	5.000%	8/1/27	190	218
[4,8]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	830
[11]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	809
[9]	West Kern Community College District CA GO	4.000%	11/1/32	2,700	2,982
					429,047
Colorado (0.9%)
[13]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,576
	Adams County CO COP	5.000%	12/1/31	650	713
	Board of Governors of the Colorado State University System Enterprise Revenue ETM	5.000%	3/1/23	300	309
	Boulder Valley School District No. Re-2 Boulder GO	4.000%	12/1/31	3,480	3,792
	City & County of Broomfield Colorado Water Revenue	4.000%	12/1/39	1,000	1,109
	Colorado COP	4.000%	12/15/33	1,235	1,340
	Colorado COP	4.000%	12/15/34	1,800	1,945
	Colorado COP	4.000%	3/15/40	6,035	6,542
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	179
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	539
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,065
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26	1,030	1,149
[5]	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	825	801
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,367
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	2,990	3,131
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	2,250	2,566
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.) Prere.	5.000%	12/1/22	500	512
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,610
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	2,100	2,110
	Colorado Springs CO Utility System Revenue Prere.	5.000%	11/15/22	500	512
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,286
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	864
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	419
	Denver CO City & County Better Denver & Zoo GO	5.000%	8/1/22	1,000	1,013
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,841
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	402
	Denver CO City & County GO	5.000%	8/1/23	1,535	1,603
	Denver CO City & County GO	5.000%	8/1/29	2,245	2,674
	Denver CO City & County Revenue	4.000%	8/1/38	1,500	1,655
	Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,060
	Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,238
	Denver CO City & County School District No. 1 GO	5.000%	12/1/35	1,000	1,225
	Denver CO City & County School District No. 1 GO	5.000%	12/1/39	5,000	6,092
[11]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	1,010	983
[11]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,638
[11]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	738
[2]	E-470 Public Highway Authority Colorado Revenue PUT, SOFR + 0.350%	0.531%	9/1/24	210	209
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,705
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	350	358
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	512
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	512
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	520	533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	635	650
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,072
	Greeley CO Water Revenue	5.000%	8/1/26	2,910	3,260
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,971
	Regional Transportation District of Colorado COP	5.000%	6/1/31	1,010	1,182
	Regional Transportation District of Colorado COP	5.000%	11/1/31	1,000	1,225
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,730
	University of Colorado Enterprise System Revenue Prere.	5.000%	6/1/22	515	518
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	495
	University of Colorado Hospital Authority Revenue	5.000%	11/15/36	1,000	1,021
					79,719
Connecticut (0.8%)
	Connecticut GO	5.000%	7/15/22	2,050	2,073
	Connecticut GO	5.000%	11/15/22	1,935	1,979
	Connecticut GO	5.000%	4/15/24	800	801
	Connecticut GO	5.000%	2/15/25	1,000	1,080
	Connecticut GO	5.000%	5/15/25	2,345	2,547
	Connecticut GO	5.000%	7/15/25	1,625	1,772
	Connecticut GO	5.000%	9/1/26	1,000	1,068
	Connecticut GO	5.000%	2/15/27	1,000	1,129
	Connecticut GO	4.000%	9/15/27	1,000	1,012
	Connecticut GO	5.000%	4/15/28	500	501
	Connecticut GO	5.000%	4/15/28	1,000	1,152
	Connecticut GO	5.000%	3/1/32	2,950	3,105
	Connecticut GO	5.000%	10/15/32	705	718
	Connecticut GO	3.000%	1/15/33	270	268
	Connecticut GO	4.000%	1/15/35	1,000	1,091
	Connecticut GO	4.000%	3/15/35	5,000	5,265
	Connecticut GO	3.000%	1/15/38	2,345	2,230
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31	1,000	1,179
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,122
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	1,858
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,417
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	990
[5]	Connecticut Health & Educational Facilities Authority Revenue (Stampord Hospital)	4.000%	7/1/35	150	158
[5]	Connecticut Health & Educational Facilities Authority Revenue (Stampord Hospital)	4.000%	7/1/36	300	315
[5]	Connecticut Health & Educational Facilities Authority Revenue (Stampord Hospital)	4.000%	7/1/37	200	210
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	640
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	875	876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	900	901
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,400	3,496
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.250%	2/9/24	1,000	965
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,437
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	950	901
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	915	868
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	493
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,360	1,421
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,070
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	500	583
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/34	1,000	1,178
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,143
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/35	1,000	1,181
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	5/1/37	2,410	2,580
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/38	2,250	2,605
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	11/1/38	1,000	1,072
	Hamden GO Prere.	5.000%	8/15/22	1,110	1,126
	Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,280	1,486
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,200
	University of Connecticut GO	5.000%	2/15/27	635	684
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,137
					66,083
Delaware (0.2%)
	Delaware GO	5.000%	2/1/25	1,010	1,097
	Delaware GO	5.000%	2/1/30	3,000	3,476
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	687
[5]	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/28	500	559
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,504
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	614
	Delaware Transportation Authority Grant Anticipation Bonds	5.000%	9/1/29	1,780	2,084
	University of Delaware Bonds	5.000%	11/1/34	440	544
	University of Delaware Bonds	5.000%	11/1/35	500	618
	University of Delaware Bonds	5.000%	11/1/37	1,700	1,990
	University of Delaware Bonds	5.000%	11/1/40	500	622
					13,795
District of Columbia (0.5%)
	District of Columbia GO	5.000%	10/15/22	1,300	1,326
	District of Columbia GO	5.000%	6/1/25	1,235	1,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	6/1/29	3,780	4,020
	District of Columbia GO	5.000%	2/1/30	1,000	1,196
	District of Columbia GO	5.000%	6/1/32	1,000	1,111
	District of Columbia GO	5.000%	6/1/34	1,320	1,481
	District of Columbia GO	4.000%	2/1/37	725	796
	District of Columbia GO	4.000%	2/1/40	1,250	1,363
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,086
	District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,381
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	720	673
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	1,083
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,460
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36	5,030	5,547
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,239
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	3.000%	10/1/27	1,000	1,029
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	2,752
[7]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	319
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,587
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	664
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,051
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,224
	Washington Convention & Sports Authority Revenue	4.000%	10/1/34	1,115	1,225
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/23	1,000	1,042
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/25	1,000	1,094
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/34	2,825	3,350
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/38	2,000	2,360
					44,809
Florida (2.5%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	290	301
[5]	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	621
[5]	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,567
[5]	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,144
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,039
	Broward County FL Airport System Revenue Prere.	5.000%	10/1/22	400	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,055
[5]	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	4,060
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	603
[6]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	435
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	432
	Central FL Expressway Authority Revenue	4.000%	7/1/32	1,015	1,076
[4]	Central FL Expressway Authority Revenue	4.000%	7/1/35	1,000	1,091
[4]	Central FL Expressway Authority Revenue	4.000%	7/1/38	1,000	1,085
[4]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	881
	County of Miami-Dade FL Tranit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,284
	County of Sarasota FL Utility System Revenue	5.000%	10/1/40	2,500	2,894
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,354
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	1,054
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,224
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,731
	Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,237
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	625	648
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27	1,255	1,261
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	1,365	1,372
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/29	1,000	1,188
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/29	5,000	5,938
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	1,675	1,768
[5]	Florida Capital Improvement Revenue (Student Housing Project)	5.000%	7/1/29	1,310	1,524
[6]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	212
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	438
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	519
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	220	223
	Florida Development Finance Corp. Healthcare Facilities Revenue (Lakeland Regional Health Systems)	4.000%	11/15/36	2,195	2,382
	Florida GO	4.000%	6/1/27	1,455	1,491
	Florida GO	5.000%	7/1/27	1,440	1,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	815
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,857
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	3,011
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	1,019
	Florida State Department of Transportation Right of Way Acquisition Revenue	5.000%	7/1/23	5,130	5,343
	Florida State Department of Transportation Right of Way Acquisition Revenue	5.000%	7/1/26	1,000	1,122
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/39	1,000	1,076
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	1,182
[4]	Florida State Utility Authority Revenue (North Fort Myers Utility Syaytem)	4.000%	10/1/37	1,040	1,132
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,057
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,471
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	214
	Hillsborough County FL Aviation Authority Tampa International Airport Revenue	4.000%	10/1/42	1,000	1,067
[3]	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System) VRDO	0.370%	4/1/22	300	300
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	522
	Hillsborough County FL School Board (Master Lease Program) COP Prere.	5.000%	7/1/22	1,650	1,666
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	1,005	1,123
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	2,069
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	10/1/23	1,160	1,215
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,191
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,682
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,326
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,212
[5]	Jacksonville FL Special Revenue	5.000%	10/1/24	1,200	1,268
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,701
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	1,893
	Jacksonville FL Special Revenue	5.000%	10/1/32	500	509
[5]	Jacksonville FL Special Revenue	5.000%	10/1/32	1,000	1,188
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,648
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,091
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,316
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,777
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	3,182
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,031
[3]	JEA FL Electric System Revenue VRDO	0.410%	4/1/22	2,950	2,950
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,193
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	880	888
	Lakeland FL Energy System Revenue	4.000%	10/1/37	1,000	1,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,654
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	496
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	1,872
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,068
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,118
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,627
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,158
[4,6]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,519
[4,6]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,138
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	2,043
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,102
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,059
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,290
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	757
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	913
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	883
	Miami-Dade County FL GO	5.000%	7/1/24	1,000	1,068
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital) Prere.	5.000%	8/1/23	1,000	1,042
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,382
	Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	1,921
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,350
	Miami-Dade County FL School Board GO Prere.	5.000%	3/15/23	3,155	3,255
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	2,000	2,155
	Miami-Dade County FL Seaport Revenue Prere.	5.750%	10/1/23	2,610	2,762
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22	1,645	1,675
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	1,255	1,462
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	1,265	650
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	1,000	1,019
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	500	509
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,504
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	2,060	2,099
	Miami-Dade County FL Water & Sewer System Revenue Prere.	5.000%	10/1/22	2,525	2,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,114
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,952
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	878
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,676
	Orange County FL School Board COP	5.000%	8/1/33	6,105	6,783
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,576
[4]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,763
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,000	948
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	568
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,268
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	604
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,380
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,677
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,627
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	2.625%	6/1/25	165	162
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	253
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	447
	Port St. Lucie FL Utility System Revenue	4.000%	9/1/32	1,440	1,550
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,260
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,064
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,080
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,257
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	987
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,058
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program) Prere.	5.000%	9/1/23	1,000	1,046
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,069
	Tallahassee FL Health Facilities System Revenue (Memorial Healthcare Projects)	5.000%	12/1/40	1,000	1,079
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,089
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	804
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,354
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,270
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	203
	Tampa FL Health System Revenue (BayCare Health System)	4.000%	11/15/33	120	120
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	1,575	1,582
	Tampa FL Hospital Revenue	5.000%	7/1/23	750	757
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,989
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	289
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,078
	Village Community FL Development District No. 13 Florida Assessment Revenue	2.850%	5/1/36	1,000	904
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	970
	Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,094
	Volusia County FL School Board COP	5.000%	8/1/25	1,650	1,799
	Volusia County FL School Board COP	5.000%	8/1/29	1,000	1,172
[9]	Wildwood FL Utility Dependent District Revenue (South Sumter Utility Project)	5.000%	10/1/34	1,410	1,673
					210,192
Georgia (1.2%)
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,044
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,102
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,405
	Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	535
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,490
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	410	465
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation) ETM	5.000%	7/1/27	100	114
	City of Atlanta Airport General Revenue	5.000%	7/1/22	1,675	1,691
	City of Atlanta Airport General Revenue	5.000%	7/1/23	1,000	1,040
	City of Atlanta Airport General Revenue	4.000%	7/1/41	2,015	2,152
	City of Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,567
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	413
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,227
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	908
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	502
	Forsyth County GA GO	5.000%	9/1/23	2,000	2,093
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,722
[6]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,000	920
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/40	1,000	1,064
	Georgia GO	5.000%	7/1/24	1,500	1,604
	Georgia GO	5.000%	7/1/24	1,000	1,069
	Georgia GO	5.000%	7/1/25	1,100	1,207
	Georgia GO	5.000%	2/1/30	1,500	1,702
	Georgia GO	5.000%	7/1/30	2,530	3,071
	Georgia GO	5.000%	8/1/33	5,035	6,075
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,572
	Georgia State Ports Authority Revenue	4.000%	7/1/37	1,100	1,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	649
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	392
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,761
	Gwinnett County GA School District GO	5.000%	2/1/28	500	541
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	2,000	2,122
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33	500	551
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/37	250	292
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	587
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	6,210	6,380
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	6,245	6,435
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,475	1,539
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	2,900	3,025
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	4,040	4,263
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	3,500	3,708
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,574
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	1,969
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	5,210	5,726
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,950
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/40	2,500	2,365
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	709
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,658
[9]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,659
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	2,046
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,836
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,370
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/32	500	570
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/33	180	204
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/36	600	674
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	656
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	914
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/39	2,000	2,225
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,191
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	927
	Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design Projects)	5.000%	4/1/30	550	645
	Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design Projects)	4.000%	4/1/40	370	394
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,227
					106,591
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	799
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	935
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	656
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,038
	Guam Government Waterworks Authority Water & Waste Water System Revenue Prere.	5.250%	7/1/23	1,305	1,359
[4]	Guam Power Authority Revenue	5.000%	10/1/30	255	259
					5,046
Hawaii (0.5%)
[5]	City & County of Honolulu GO	5.000%	11/1/27	1,000	1,129
	Hawaii Airports System Revenue	5.000%	7/1/29	1,785	2,081
	Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,176
	Hawaii Airports System Revenue	5.000%	7/1/31	2,000	2,329
	Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,656
	Hawaii GO	5.000%	8/1/24	1,765	1,889
	Hawaii GO	5.000%	10/1/25	1,575	1,734
	Hawaii GO	5.000%	1/1/29	1,370	1,577
	Hawaii GO	5.000%	8/1/29	595	634
	Hawaii GO	4.000%	8/1/32	5,000	5,193
	Hawaii GO	5.000%	1/1/33	1,575	1,797
	Hawaii GO	5.000%	1/1/36	4,115	4,687
	Hawaii GO Prere.	5.000%	8/1/23	3,500	3,652
	Hawaii GO Prere.	5.000%	8/1/24	1,500	1,605
	Hawaii GO Prere.	5.000%	8/1/24	235	251
	Honolulu HI City & County GO	5.000%	7/1/24	2,000	2,136
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,098
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,381
	Honolulu HI City & County GO	4.000%	10/1/32	1,000	1,057
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,191
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,095
	Maui County HI GO	2.000%	3/1/41	1,000	794
	University of Hawaii Revenue Bonds	4.000%	10/1/33	1,200	1,333
					46,475
Idaho (0.0%)
	Idaho Airport Revenue & Refunding Bonds	5.000%	9/1/35	1,040	1,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,828
	Idaho Housing & Finance Association Grant Revenue	5.000%	7/15/35	750	898
					3,946
Illinois (2.4%)
	Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,043
	Chicago IL Board of Education GO	5.000%	12/1/24	700	742
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,590
	Chicago IL Board of Education GO	7.000%	12/1/26	500	572
[11]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	811
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,262
[11]	Chicago IL Board of Education GO	0.000%	12/1/29	520	406
[11]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	1,014
[4]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,435
[11]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,118
	Chicago IL Board of Education GO	5.000%	12/1/33	725	794
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,288
	Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,368
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	1,001
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	999
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,973
	Chicago IL GO	5.000%	1/1/24	520	543
	Chicago IL GO	5.000%	1/1/26	335	355
	Chicago IL GO	5.000%	1/1/28	1,090	1,188
	Chicago IL GO	5.000%	1/1/31	1,500	1,647
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,110
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	620	739
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	535	646
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	245
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	205
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,085
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,027
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,562
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,247
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,094
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,131
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	508
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,064
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,781
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,172
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,017
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	3,241
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,216
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,124
[9]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,152
[9]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,335
[9]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,126
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	1,500	1,610
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,118
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,650
[11]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,220	1,391
	Chicago IL Water Revenue	5.000%	11/1/39	1,000	1,061
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,062
	Chicago Park District GO	5.000%	1/1/31	460	480
	Chicago Park District GO Prere.	5.000%	1/1/24	540	569
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,036
[4]	Cook County IL GO	5.000%	11/15/26	1,545	1,741
[4]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	499
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College)	3.000%	12/15/35	2,500	2,551
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,653
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,720
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,000	2,133
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	508
	Illinois Finance Authority Revenue (Centegra Health System) Prere.	5.000%	9/1/24	1,300	1,393
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/26	1,580	1,745
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/31	1,000	1,101
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,123
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,105
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,104
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,101
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,068
	Illinois Finance Authority Revenue (Lake Zurick Community Unit School District No. 95 Project)	4.000%	1/15/27	1,745	1,890
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,065
[5]	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,677
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/35	1,000	1,103
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	1,042
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/24	75	79
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	165	182
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/41	3,370	3,749
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,085
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,129
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	1,838
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,068
	Illinois GO	5.000%	8/1/22	1,000	1,011
	Illinois GO	5.000%	10/1/22	1,290	1,311
	Illinois GO	5.000%	11/1/22	2,300	2,343
	Illinois GO	5.000%	11/1/22	1,000	1,019
	Illinois GO	5.000%	2/1/23	540	553
	Illinois GO	5.000%	3/1/23	750	770
	Illinois GO	5.000%	11/1/23	1,000	1,043
	Illinois GO	4.000%	3/1/24	750	774
	Illinois GO	5.500%	7/1/24	1,100	1,156
	Illinois GO	5.000%	8/1/24	1,500	1,523
	Illinois GO	5.000%	10/1/24	1,470	1,562
	Illinois GO	5.000%	11/1/24	1,785	1,900
[4]	Illinois GO	5.000%	3/1/26	1,125	1,129
	Illinois GO	5.000%	2/1/28	1,690	1,846
	Illinois GO	5.000%	10/1/28	2,000	2,229
	Illinois GO	5.000%	11/1/28	1,000	1,104
	Illinois GO	5.000%	11/1/29	1,000	1,101
	Illinois GO	5.250%	2/1/30	1,900	2,009
	Illinois GO	5.250%	7/1/31	1,000	1,045
	Illinois GO	4.125%	10/1/36	500	515
	Illinois GO	4.000%	10/1/40	700	710
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	4,615	4,639
[4,14]	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	500	528
[9]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,104
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,093
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,092
	Illinois Sports Facilities Authority (State Tax Supported)	5.000%	6/15/29	1,075	1,184
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,022
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,736
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,500	4,150
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,858
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	510
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,349
	Illinois Toll Highway Authority Revenue	5.000%	1/1/38	3,715	3,968
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,365	3,866
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,095	3,601
	Illinois Toll Highway Authority Revenue	4.000%	1/1/42	1,300	1,379
[4]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	270
	Lake County IL GO	4.000%	11/30/27	2,620	2,874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	799
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,011
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,776
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,673
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	1,000	522
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	786
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28	1,500	1,511
[4,8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	447
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,094
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	360	250
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	828
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	1,130	739
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	1,790	1,146
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	1,000	599
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	1,075	589
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	700	375
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	1,000	519
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/38	1,000	504
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	1,000	1,001
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,194
[9]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	539
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,570	1,719
	Regional Transportation Authority Illinois GO	5.000%	6/1/31	1,785	1,979
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,062
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/29	1,500	1,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	1,500	1,784
[9]	Sangamon County Springfield School District No. 186 GO ETM	5.000%	2/1/23	445	458
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,147
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,502
[4]	Springfield IL Electric Revenue	4.000%	3/1/40	2,000	2,041
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	125
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	11
[9]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	811
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,200	1,224
[5,9]	Winnebago & Boone Counties IL School District No. 205	5.000%	2/1/31	1,305	1,465
					204,232
Indiana (0.8%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	485
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,265
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,651
	Carmel IN Local Public Improvement Bond Bank (Special Program Bonds)	4.000%	1/15/35	1,000	1,081
	Duneland IN School Building Corporation Ad Valorem Property Tax First Mortgage Bonds	5.000%	1/15/24	495	522
	Duneland IN School Building Corporation Ad Valorem Property Tax First Mortgage Bonds	5.000%	7/15/24	850	908
	Duneland IN School Building Corporation Ad Valorem Property Tax First Mortgage Bonds	5.000%	1/15/25	485	524
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	906
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,125
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,511
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	793
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	533
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,170
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,340
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,733
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,287
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,790
	Indiana Finance Authority Revenue (Green Bonds)	5.000%	2/1/30	1,000	1,194
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,728
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,180
	Indiana Finance Authority Revenue (Stadium Project)	5.000%	2/1/31	1,000	1,196
	Indiana Finance Authority Revenue (Stadium Project)	4.000%	2/1/34	1,000	1,107
[3]	Indiana Finance Authority Revenue (Stadium Project) VRDO	0.410%	4/1/22	12,450	12,450
	Indiana Finance Authority Revenue (State Revolving Fund) Prere.	5.000%	2/1/23	500	515
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	1,500	1,792
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/32	500	509
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	972
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,566
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,136
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	5,047
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,680
	Indianapolis IN Gas Utilities Distribution System (Citizens Energy Group)	5.000%	8/15/23	3,250	3,395
	Indianapolis Local Public Improvement Bond	5.000%	6/1/31	2,500	2,950
	Indianapolis Local Public Improvement Bond Bank (Cityway 1 Project)	5.000%	2/1/32	1,345	1,421
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,496
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	1,002
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	1,012
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	755
	Seymour IN Elementary School Building Corporation Ad Valorem Property Tax First Mortgage Bonds	5.000%	7/15/35	750	906
	Silver Creek IN School Building Corp. (Valorem Property)	3.000%	1/15/35	1,200	1,216
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,181
					66,727
Iowa (0.2%)
	Des Moines IA Stormwater Management Utility Revenue (Capital Loan Notes)	5.000%	6/1/23	1,000	1,039
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals and Clinics)	3.000%	9/1/39	2,000	1,935
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,817
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,452
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	2,120	2,252
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,413
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	1,058
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,105
					14,071
Kansas (0.2%)
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/22	1,000	1,014
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	750
	Kansas Development Finance Authority Revenue	5.000%	5/1/25	1,345	1,390
	Kansas Development Finance Authority Revenue	5.000%	5/1/27	1,585	1,637
	Kansas Development Finance Authority Revenue	5.000%	4/1/32	1,325	1,363
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	379
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23	1,565	1,636
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33	2,090	2,157
	University of Kansas Hospital Authority Health Facilities Refunding & Improvement Bonds	4.000%	9/1/40	1,000	1,046
	Wyandotte County KS Unified School District No. 500 GO	4.000%	9/1/34	4,000	4,257
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue Prere.	5.000%	9/1/22	1,000	1,015
					17,724
Kentucky (0.6%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	958
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	244
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,308
[11]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,103
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,772
[11]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,085
[9]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,145
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	9,495
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,760	7,013
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	775	804
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	3,095	3,207
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,790	1,884
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	3,200	3,382
[2]	Kentucky Public Energy Authority Gas Supply Revenue PUT, SOFR + 1.200%	1.381%	8/1/30	2,000	1,974
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/22	810	806
	Kentucky State Property & Building Commission Revenue	5.000%	9/1/22	1,500	1,522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project) Prere.	5.000%	7/1/23	1,000	1,040
[5]	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/30	460	544
[5]	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/31	250	299
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives) Prere.	5.000%	6/1/22	1,000	1,006
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,310
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	498
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	996
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,473
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project) Prere.	5.000%	4/1/23	1,050	1,085
					46,953
Louisiana (0.3%)
	Bossier City LA Utilities Revenue	5.000%	10/1/22	500	509
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	621
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	934
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	1,000	1,002
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/32	850	852
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/34	330	331
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/35	390	391
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,198
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/39	500	549
	Louisiana Gasoline & Fuel Tax Revenue	3.000%	5/1/41	500	473
	Louisiana Gasoline & Fuel Tax Revenue PUT	0.600%	5/1/23	1,000	992
[2]	Louisiana Gasoline & Fuel Tax Revenue PUT, SOFR + 0.500%	0.689%	5/1/26	500	499
	Louisiana GO	5.000%	3/1/29	2,520	2,960
[9]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,516
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project) Prere.	5.000%	10/1/24	1,235	1,326
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,419
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,468
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	220	238
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,040
	Louisiana State University Revenue	5.000%	7/1/23	455	472
[4]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	996
	New Orleans LA GO	5.000%	12/1/31	500	511
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,755	1,761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	705
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	706
	Tangipahoa Parish LA Hospital Service District No. 1 (North Oaks Health System Project)	4.000%	2/1/36	2,000	2,125
					25,594
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	510
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	686
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	165
	Maine Municipal Bond Bank	4.000%	11/1/38	800	892
	Maine Municipal Bond Bank (Department of Transportation)	5.000%	9/1/32	1,265	1,505
[5]	Maine Turnpike Authority Revenue	4.000%	7/1/38	1,145	1,258
	Portland ME General Airport Revenue	4.000%	1/1/39	820	853
					5,869
Maryland (1.5%)
	Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,229
	Anne Arundel County MD GO	5.000%	10/1/23	3,115	3,267
	Anne Arundel County MD GO	5.000%	10/1/23	1,155	1,211
	Anne Arundel County MD GO	5.000%	4/1/25	3,145	3,427
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,605
	Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,085
	Baltimore County MD GO	5.000%	3/1/24	400	424
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,299
	Baltimore County MD GO	5.000%	3/1/33	1,000	1,218
	Baltimore County MD GO	5.000%	3/1/33	3,035	3,561
	Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32	1,275	1,498
	Baltimore MD Consolidated Public Improvement GO Prere.	5.000%	10/15/22	650	663
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,238
	Harford County MD GO	5.000%	10/1/25	2,000	2,207
	Harford County MD GO	5.000%	10/1/26	1,250	1,413
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	919
	Maryland Department of Transportation Revenue	5.000%	9/1/22	7,500	7,618
[5]	Maryland Department of Transportation Revenue	5.000%	12/1/23	70	72
[5]	Maryland Department of Transportation Revenue	5.000%	12/1/24	80	84
[5]	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	65
[5]	Maryland Department of Transportation Revenue	5.000%	12/1/26	65	71
[5]	Maryland Department of Transportation Revenue	5.000%	12/1/27	65	72
[5]	Maryland Department of Transportation Revenue	5.000%	12/1/28	65	73
[5]	Maryland Department of Transportation Revenue	5.000%	12/1/29	65	74
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,706
	Maryland GO	5.000%	8/1/22	1,790	1,813
	Maryland GO	5.000%	8/1/22	1,500	1,519
	Maryland GO	5.000%	3/15/23	1,145	1,182
	Maryland GO	4.000%	8/1/23	3,155	3,250
	Maryland GO	5.000%	8/1/23	1,920	2,003
	Maryland GO	5.000%	8/1/23	1,670	1,742
	Maryland GO	5.000%	3/15/24	1,100	1,166
	Maryland GO	5.000%	8/1/25	9,380	10,309
	Maryland GO	5.000%	3/15/26	1,235	1,378
	Maryland GO	4.000%	8/1/26	1,970	2,028
	Maryland GO	4.000%	6/1/27	4,000	4,179
	Maryland GO	5.000%	3/15/28	4,280	4,869
	Maryland GO	4.000%	6/1/29	1,195	1,245
	Maryland GO	3.250%	8/1/30	1,000	1,012
	Maryland GO	5.000%	8/1/31	5,000	5,817
	Maryland GO	5.000%	3/15/32	2,750	3,234
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,169
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	183
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	841
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System) Prere.	5.000%	7/1/22	500	505
	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System Obligated Group) Prere.	5.000%	7/1/22	500	505
[2,6]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	1.050%	12/8/27	3,645	3,645
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,314
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	303
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	1,058
	Maryland State Local Facilities GO	4.000%	3/1/29	1,000	1,120
	Maryland State Local Facilities GO	4.000%	8/1/36	3,000	3,356
	Maryland State Stadium Authority Built Learn Revenue	5.000%	6/1/32	1,000	1,203
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/36	1,000	1,069
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/40	1,200	1,282
	Maryland State Stadium Authority Hagerstown Multi-Use Sports & Events Facility Lease Revenue	5.000%	6/1/39	1,885	2,232
	Maryland State Stadium Authority Revenue Prere.	5.000%	5/1/26	3,390	3,789
	Maryland Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County MD GO	5.000%	11/1/22	1,000	1,021
	Montgomery County MD GO	5.000%	11/1/22	1,275	1,302
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,622
	Montgomery County MD GO	4.000%	12/1/30	1,555	1,634
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,052
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,077
	Prince Georges County MD Public Improvement Bonds GO	5.000%	7/1/23	3,375	3,515
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/22	1,000	1,007
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	1,000	1,084
					126,457
Massachusetts (1.3%)
	Commonwealth of Massachusetts GO	5.000%	10/1/22	7,930	8,080
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27	2,880	3,226
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/22	495	500
[11]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/25	2,530	2,810
[11]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	468
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,164
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,659
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	1,000	1,105
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,762
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	1,915	2,105
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,283
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,110	1,136
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,979
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,417
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,240
[2,6]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.) PUT, SIFMA Municipal Swap Index Yield + 0.600%	1.110%	1/29/26	1,000	998
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	5,994
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	578
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	230
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,385
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	564
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,227
	Massachusetts GO	5.000%	8/1/22	1,000	1,013
	Massachusetts GO	5.000%	11/1/22	1,900	1,941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts GO	5.250%	8/1/23	525	550
	Massachusetts GO	5.000%	12/1/23	1,520	1,600
	Massachusetts GO	5.000%	9/1/25	3,850	4,238
	Massachusetts GO	5.000%	5/1/29	2,180	2,256
	Massachusetts GO	5.000%	9/1/29	5,000	5,948
	Massachusetts GO	5.000%	5/1/31	1,675	1,732
	Massachusetts GO	5.000%	9/1/31	1,500	1,839
	Massachusetts GO	5.250%	1/1/34	2,665	3,133
	Massachusetts GO	5.000%	7/1/35	1,000	1,090
	Massachusetts GO	3.500%	5/1/37	2,000	2,006
	Massachusetts GO	2.000%	3/1/41	1,000	793
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	2,789
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	645	653
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	666
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	600	634
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,443
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	2,024
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	2/15/43	1,485	1,532
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/22	3,500	3,550
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	2/15/24	1,500	1,586
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	4.750%	8/15/25	165	179
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,108
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	389
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	976
[11]	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	510	567
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,123
[11]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	890	745
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/22	5,250	5,300
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/38	7,465	8,870
	Massachusetts Water Resources Authority Revenue Prere.	4.000%	8/1/24	1,000	1,048
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,366
					109,597
Michigan (1.3%)
[15]	Battle Creek MI School District GO	5.000%	5/1/25	535	583
	Birmingham MI City School District GO	5.000%	5/1/22	740	742
[15]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,100
[15]	Dearborn MI School District GO	5.000%	5/1/34	1,200	1,263
[4,15]	Detroit MI City School District GO	5.250%	5/1/28	615	722
[4]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,182
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22	455	459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,061
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue Prere.	5.000%	7/1/22	1,000	1,010
[4]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,210
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	2,100
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,400
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,401
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,825
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,152
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,151
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,668
[4]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,060
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,545
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	1,000	1,106
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	587
[15]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	478
	Ingham County MI Building Authority	3.000%	5/1/34	3,900	3,901
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,110
[15]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,771
[4,15]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,061
[15]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,820
	Michigan Building Authority Revenue	5.000%	10/15/32	1,395	1,554
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,095
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,369
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,076
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt Helath Credit Group)	5.000%	8/1/32	1,500	1,590
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/31	1,000	1,123
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/35	2,250	2,647
[2]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.850%	1.360%	12/1/24	1,500	1,517
[2]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.410%	12/1/25	500	509
	Michigan Finance Authority Revenue	5.000%	10/1/22	375	376
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,224
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	1,917
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	3,005
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	701
[4]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,000	1,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	1,000	1,038
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	817
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,592
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,058
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,353
	Michigan Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/41	1,000	1,099
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	947
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,093
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,981
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	500	510
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	500	509
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	2,165	2,206
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,334
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	1,000	1,019
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	500	509
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,142
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	1,054
	Michigan Finance Authority Revenue (Trinity Health Credit Group) Prere.	5.000%	12/1/22	8,155	8,349
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	1,860	1,901
	Michigan State Trunk Line Fund (Rebuilding Michigan Program)	4.000%	11/15/39	5,000	5,458
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,375
[5]	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,120
[5]	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,636
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,383
[15]	Roseville MI School District GO Prere.	5.000%	5/1/25	1,665	1,814
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,450	1,528
[15]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,144
[15]	Saline MI Area Schools GO	5.000%	5/1/23	1,100	1,139
	University of Michigan Revenue	5.000%	4/1/25	35	38
	University of Michigan Revenue	5.000%	4/1/29	20	22
	University of Michigan Revenue	5.000%	4/1/29	20	23
	University of Michigan Revenue	5.000%	4/1/30	25	28
	University of Michigan Revenue	5.000%	4/1/31	30	34
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,337
	University of Michigan Revenue	5.000%	4/1/32	25	28
[4]	University of Michigan Revenue	5.000%	11/15/32	590	707
	University of Michigan Revenue	5.000%	4/1/33	40	44
[4]	University of Michigan Revenue	5.000%	11/15/33	200	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Michigan Revenue	5.000%	4/1/36	30	33
[4]	University of Michigan Revenue	5.000%	11/15/38	350	415
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	951
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,425
					111,612
Minnesota (0.5%)
	Duluth MN Economic Development Authority Revenue (Benedictine Health System)	4.000%	7/1/31	1,625	1,637
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	410
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	399
	Hennepin County MN GO Sales Tax Revenue	5.000%	12/15/35	6,830	8,133
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	494
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	1,855	1,906
	Minnesota GO	5.000%	8/1/22	1,500	1,519
	Minnesota GO	5.000%	8/1/24	1,615	1,729
	Minnesota GO	5.000%	8/1/25	1,500	1,647
	Minnesota GO	5.000%	8/1/25	2,170	2,382
	Minnesota GO	5.000%	8/1/27	1,005	1,101
	Minnesota GO	5.000%	8/1/28	1,000	1,171
	Minnesota GO	5.000%	9/1/30	1,235	1,412
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	623
	Minnesota Housing Finance Agency (Housing Infrastructure)	4.000%	8/1/36	1,500	1,653
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	784	783
	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	2,000	2,134
[2]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	1.188%	12/1/27	1,000	997
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/25	2,480	2,697
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,128
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,208
	St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26	385	396
	St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27	485	499
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29	515	524
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30	550	559
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32	775	787
	University of Minnesota Revenue	5.000%	4/1/23	1,115	1,153
	West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,086
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,181
					41,348
Mississippi (0.3%)
	County of Lowndes MS Pollution Control Revenue PUT	2.650%	4/1/27	1,000	990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	0.360%	4/1/22	8,240	8,240
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	0.360%	4/1/22	1,100	1,100
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,476
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/27	500	570
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,996
	Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,147
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,721
	Mississippi GO	4.000%	10/1/38	2,000	2,162
	Mississippi GO Prere.	5.000%	11/1/25	1,000	1,105
	Mississippi GO Prere.	5.000%	11/1/26	115	130
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	953
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	727
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	303
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,140
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,060
	Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,000	2,303
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	653
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	581
	Mississippi State University Educational Building Corp. Revenue Prere.	5.000%	8/1/23	1,000	1,043
					29,400
Missouri (0.5%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,974
	Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,775
[4]	Columbia MO Water & Electric System Revenue	3.000%	10/1/31	1,285	1,327
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,238
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,616
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,310
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO Special Obligation Bonds (Missouri Projects)	5.000%	4/1/34	1,000	1,183
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,525
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	594
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,472
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,048
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	922
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/25	1,480	1,572
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,204
	Missouri Health & Educational Facilities Authority Revenue	4.000%	7/1/37	1,000	1,096
	Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	2,300	2,472
	Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	2,100	2,410
	Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.500%	1/1/39	2,865	2,977
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,196
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,606
	Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23	1,000	1,029
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,540
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,115
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,823
	St Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,225	1,292
[6,10]	St Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,114
[6,10]	St Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,287
[4]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	752
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,086
					45,731
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	917
Multiple States (0.2%)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,545	1,517
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,945	1,864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,925	1,832
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,365	1,299
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	477	496
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,270	1,205
	Nuveen Municipal Income Fund VRDO	0.710%	4/1/22	5,000	5,000
					13,213
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	291
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,108
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,000	1,172
[3]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	7,315	7,669
	District Energy Corp. NB Facility Revenue	5.000%	7/1/32	810	977
[3]	Douglas County NE Hospital Authority No. 2 Revenue VRDO	0.380%	4/1/22	1,345	1,345
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	135	137
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	275	279
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	345	345
	Nebraska Public Power District Revenue	5.000%	1/1/23	1,500	1,540
	Nebraska Public Power District Revenue	5.000%	1/1/38	2,595	3,087
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,571
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,693
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,110
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,785	1,858
	University of Nebraska Facilities Corp. Revenue	5.000%	7/15/27	1,100	1,257
					26,439
Nevada (0.7%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	621
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,362
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center) Prere.	5.000%	9/1/22	4,240	4,305
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	2,095	2,430
	Clark County NV GO	4.000%	6/1/32	1,505	1,618
	Clark County NV GO	4.000%	7/1/32	2,190	2,356
	Clark County NV GO	4.000%	6/1/33	1,000	1,107
	Clark County NV GO	5.000%	7/1/33	1,000	1,025
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,672
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,210
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/31	1,100	1,273
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,000	892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,414
	Clark County NV School District GO	4.000%	6/15/32	1,000	1,090
[4]	Clark County NV School District GO	4.000%	6/15/33	1,820	1,939
[9]	Clark County NV School District GO	3.000%	6/15/34	1,000	1,006
[9]	Clark County NV School District GO	3.000%	6/15/37	1,000	992
	Clark County NV School District GO	3.000%	6/15/38	1,000	971
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,540
[4]	Clark County NV School District GO	4.000%	6/15/40	850	913
	Las Vegas Valley NV Water District GO	5.000%	6/1/26	1,000	1,118
	Las Vegas Valley NV Water District GO	4.000%	6/1/41	3,500	3,838
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,268
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,169
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,065
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,168
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,749
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,347
	Nevada GO	5.000%	4/1/22	1,740	1,740
	Nevada GO	5.000%	11/1/23	1,465	1,539
	Nevada GO	5.000%	11/1/25	1,015	1,106
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,783
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	274
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	277
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	276
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	276
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,674
					57,403
New Hampshire (0.1%)
	National Finance Authority NH Revenue	5.000%	8/15/30	1,500	1,764
	National Finance Authority NH Revenue	4.125%	1/20/34	2,522	2,692
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,855	3,101
					7,557
New Jersey (2.0%)
	Bridgewater Township NJ BAN	1.000%	8/2/22	3,500	3,497
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,472
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,428
[9]	City of Newark NJ The Board of Education New Jersey School Energy Savings Obligation Refunding Bonds	5.000%	7/15/29	375	437
[9]	City of Newark NJ The Board of Education New Jersey School Energy Savings Obligation Refunding Bonds	5.000%	7/15/30	375	444
[4]	Clifton NJ Board of Education School Bonds Revenue	2.000%	8/15/34	1,500	1,284
	County of Hudson NJ General Improvement Revenue	3.000%	11/15/31	2,615	2,692
	County of Hudson NJ General Improvement Revenue	2.125%	11/15/36	1,000	833
[4]	Cumberland County NJ Improvement Authority GO Prere.	5.000%	9/1/24	4,000	4,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson County NJ Improvement Authority Lease Revenue (Courthouse Projects)	4.000%	10/1/40	2,010	2,203
[9]	Lindenwold Boro NJ School District Bonds	3.125%	2/1/36	1,390	1,322
	Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project) Prere.	5.000%	10/1/22	510	520
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,083
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/29	1,000	1,151
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	4,115	4,476
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/31	2,000	2,182
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	3,000	2,993
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/32	1,500	1,642
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	1,000	1,035
[6]	New Jersey Economic Development Authority Revenue	5.250%	9/1/23	2,000	2,087
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	560	609
	New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,100	1,249
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	521
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,302
	New Jersey Economic Development Authority Revenue (Cigarette Tax) Prere.	5.000%	6/15/22	1,600	1,613
[11]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	450
[11]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	107
[11]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,145
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	783
	New Jersey Economic Development Authority Revenue (School Facilities Construction) Prere.	5.000%	3/1/23	2,095	2,158
[3]	New Jersey Educational Facilities Authority Revenue VRDO	0.550%	4/6/22	3,700	3,700
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22	5,095	5,145
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	3/1/25	5,000	5,433
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	859
[4,5]	New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/35	400	477
	New Jersey GO	2.000%	6/1/31	1,295	1,148
	New Jersey GO	2.000%	6/1/32	1,230	1,060
	New Jersey GO	2.000%	6/1/35	1,000	824
[3]	New Jersey GO VRDO	0.350%	4/1/22	400	400
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	520
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	135
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,009
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/38	1,000	1,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) Prere.	5.000%	7/1/22	900	909
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,111
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,628
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,412
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,634
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	686
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,549
[5]	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/31	1,000	1,151
[5]	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/33	1,000	1,154
[5]	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/34	600	689
	New Jersey Transportation Trust Fund Authority Program Bonds	4.000%	6/15/37	1,000	1,039
	New Jersey Transportation Trust Fund Authority Program Bonds	4.000%	6/15/37	1,000	1,041
	New Jersey Transportation Trust Fund Authority Program Bonds	4.000%	6/15/41	1,750	1,798
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,122
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,438
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,119
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,243
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,240
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,126
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/30	1,000	1,142
[11]	New Jersey Transportation Trust Fund Authority System Bonds	0.000%	12/15/30	1,420	1,072
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/31	1,000	1,152
[11,17]	New Jersey Transportation Trust Fund Authority System Bonds	0.000%	12/15/31	165	124
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/32	1,000	1,147
[4]	New Jersey Transportation Trust Fund Authority System Bonds	0.000%	12/15/32	1,000	703
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	12/15/32	1,000	1,117
	New Jersey Transportation Trust Fund Authority System Bonds	0.000%	12/15/34	1,000	634
	New Jersey Transportation Trust Fund Authority System Bonds	4.000%	6/15/35	500	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/29	1,615	1,628
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,628
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	2,125	2,191
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	1,315	1,349
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	638
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,068
[10]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,746
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,900
[11]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	1,000	726
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	748
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	556
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,137
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,156
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,693
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,113
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,131
	New Jersey Turnpike Authority Revenue	4.000%	1/1/42	1,000	1,075
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,190	1,221
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,185	1,216
[3,6]	New Jersey Turnpike Authority Revenue TOB VRDO	0.610%	4/7/22	5,650	5,650
[4]	North Hudson Sewerage Authority Revenue	5.000%	6/1/36	1,320	1,649
	North Hudson Sewerage Authority Revenue Prere.	5.000%	6/1/22	10,000	10,064
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	1,025	1,083
	South Jersey Transportation Authority New Jersey Transportation System Revenue Prere.	5.000%	11/1/22	500	510
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,994
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	140	140
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,550
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	685	764
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,112
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	450	498
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,655
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,103
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,040
	Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,602
					167,845
New Mexico (0.5%)
	Albuquerque NM GO	5.000%	7/1/23	6,000	6,246
[5]	Albuquerque NM GO	5.000%	7/1/26	4,035	4,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22	290	294
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	276
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	905
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,402
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,353
	New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,256
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26	2,000	2,011
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,113
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/29	1,500	1,768
	New Mexico GO (Capital Projects)	5.000%	3/1/30	3,050	3,655
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/28	1,520	1,652
[3]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	866
	New Mexico State Severance Tax Bonds	5.000%	7/1/23	5,000	5,205
	New Mexico State Severance Tax Bonds	5.000%	7/1/24	1,000	1,068
	New Mexico State Severance Tax Bonds	5.000%	7/1/25	1,000	1,094
	Rio Rancho NM Public School District No. 94 GO	4.000%	8/1/22	3,675	3,710
					39,395
New York (7.0%)
	Albany NY City School District GO	1.000%	7/29/22	2,125	2,123
	Amherst NY BAN	1.500%	11/4/22	5,095	5,095
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	890
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/30	700	769
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/42	690	744
[4]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,450
	Carmel NY Board	1.250%	9/30/22	1,669	1,668
	Cheektowaga-Maryvale NY Union Free School District	1.500%	6/28/22	2,719	2,721
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,245
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	214
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	257
	East Islip NY Union Free School District	1.000%	6/29/22	1,000	999
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	572
[4]	Hempstead NY GO	4.000%	4/1/29	1,420	1,497
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,740
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	580
	Indian River Central School NY GO	1.250%	6/29/22	3,000	3,000
	Ithaca City NY School District GO	1.500%	7/15/22	1,100	1,101
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24	130	132
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,185	1,395
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,095	1,258
	Long Island NY Power Authority Electric System Revenue PUT	1.500%	9/1/26	1,360	1,310
	Massena NY Central School District GO BAN	1.250%	6/30/22	4,500	4,500
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	9,100	9,138
	Metropolitan Transportation Authority NY Revenue	3.000%	11/1/22	2,000	2,017
	Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23	7,000	7,170
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,100
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,249
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,222
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	3,858
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,683
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,794
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	831
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	2,170	2,231
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	552
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	1,475	1,527
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22	8,095	8,257
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,412
[2,4]	Metropolitan Transportation Authority NY Revenue PUT, SOFR + 0.550%	0.731%	4/1/24	500	500
[3]	Metropolitan Transportation Authority NY Revenue VRDO	0.430%	4/1/22	2,100	2,100
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,220
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,540	1,730
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	634
	Monroe County NY Industrial Development Revenue (University of Rochester Project)	5.000%	7/1/23	2,000	2,082
	Monticello NY Central School District GO BAN	1.250%	6/29/22	2,000	2,000
	Nassau County NY GO	5.000%	4/1/23	1,000	1,029
	New York City NY GO	5.000%	8/1/22	705	714
	New York City NY GO	5.000%	8/1/22	1,290	1,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY GO	5.000%	8/1/23	400	404
	New York City NY GO	5.000%	8/1/23	1,505	1,571
	New York City NY GO	5.000%	8/1/24	1,000	1,069
	New York City NY GO	5.000%	8/1/25	770	773
	New York City NY GO	5.000%	8/1/25	1,245	1,362
	New York City NY GO	5.000%	8/1/25	1,310	1,434
	New York City NY GO	5.000%	8/1/25	1,000	1,094
	New York City NY GO	5.000%	6/1/26	2,450	2,672
	New York City NY GO	5.000%	8/1/26	1,000	1,028
	New York City NY GO	5.000%	8/1/26	80	81
	New York City NY GO	5.000%	8/1/28	5,000	5,777
	New York City NY GO	5.000%	11/1/29	5,000	5,896
	New York City NY GO	5.000%	8/1/30	1,000	1,041
[5]	New York City NY GO	5.000%	8/1/32	1,000	1,217
	New York City NY GO	5.000%	12/1/32	1,755	1,962
	New York City NY GO	5.000%	12/1/32	1,000	1,151
	New York City NY GO	5.000%	12/1/33	1,775	1,978
	New York City NY GO	5.000%	8/1/34	1,000	1,173
	New York City NY GO	4.000%	8/1/35	1,000	1,071
	New York City NY GO	5.000%	12/1/35	1,120	1,246
	New York City NY GO	4.000%	8/1/36	1,000	1,067
	New York City NY GO	4.000%	8/1/37	2,000	2,132
	New York City NY GO	4.000%	10/1/37	2,690	2,871
	New York City NY GO	3.000%	3/1/41	1,210	1,119
	New York City NY GO	4.000%	8/1/42	2,500	2,635
	New York City NY GO Prere.	5.000%	8/1/22	420	425
	New York City NY GO Prere.	5.000%	3/1/23	1,490	1,537
[3]	New York City NY GO VRDO	0.430%	4/1/22	6,075	6,075
[3]	New York City NY GO VRDO	0.430%	4/1/22	1,400	1,400
[3]	New York City NY GO VRDO	0.360%	4/1/22	2,000	2,000
[3]	New York City NY GO VRDO	0.380%	4/1/22	4,070	4,070
	New York City NY GO VRDO	0.710%	4/1/22	400	400
	New York City NY GO VRDO	0.710%	4/1/22	600	600
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,041
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	1,915	1,927
[18]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,694
[18]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	377
[18]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	2,000	1,865
[18]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	800	753
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,018
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	1,000	960
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,865
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,895
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	1,350	1,472
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	5,033
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28	1,000	1,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	1,100	1,296
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,147
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,192
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,590
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,136
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,244
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,864
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.430%	4/1/22	5,780	5,780
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.380%	4/1/22	2,350	2,350
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/24	550	556
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,888
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,179
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,150
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/32	250	253
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,877
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,856
	New York City NY Transitional Finance Authority Building AID Revenue ETM	5.000%	7/15/24	3,430	3,668
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	1,140	1,165
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,455
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	879
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	500	514
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	300	301
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	500	509
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,459
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	500	510
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,640
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	500	502
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,544
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,888
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,293
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,715
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,660
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,903
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,767
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,292
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,053
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,880
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	2,500	2,579
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,525
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,314
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,000	3,187
[3]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.430%	4/1/22	9,330	9,330
[3]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.430%	4/1/22	8,025	8,025
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,452
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	1,600	1,856
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/30	2,000	2,392
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/31	6,500	7,775
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/32	1,005	1,209
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,303
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	1,200	1,418
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	129
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/36	1,000	1,068
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,654
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/36	2,800	2,994
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	267
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	212
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	5,217
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,652
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	220	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/39	1,330	1,524
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	634
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,441
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	2,500	2,786
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/40	1,540	1,736
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	545	633
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	958
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	591
[3,6]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.540%	4/7/22	4,300	4,300
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,715
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	6,518
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,887
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,530
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,521
[3]	New York City Water & Sewer System Revenue VRDO	0.360%	4/1/22	2,100	2,100
[3]	New York City Water & Sewer System Revenue VRDO	0.360%	4/1/22	3,000	3,000
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	451
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,275
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,500	1,290
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,236
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,290
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,206
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	821
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	2,050	1,760
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	378
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	500	478
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	1,140	1,399
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,045	1,094
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,235
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	1,838
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,508
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	1,330	1,355
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	11/15/22	820	839
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	5/15/23	570	591
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,866
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	725
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,642
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,258
[10]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	537
[10]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	581
	New York State Dormitory Authority Revenue	5.000%	7/1/31	1,000	1,214
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	1,006
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	861
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,084
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,081
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	2,065
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	604
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	625	639
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	720	738
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27	1,700	1,808
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,040	2,204
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,173
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	5,857
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,555	1,822
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,116
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,455	2,650
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	500	500
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	2,000	2,390
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	2,027
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,115
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,069
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,483
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,391
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	3,000	3,351
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	3,000	3,216
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	3,249
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	3,500	3,757
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,117
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,227
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,844
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	2,235	2,395
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,830
	New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	2/15/25	1,500	1,626
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	12/15/22	840	862
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	11
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/29	195	226
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	205	241
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	225	268
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	235	278
[5]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/33	255	300
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,295	1,406
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,230	1,344
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,664
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,994
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,549
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,218
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,699
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	1,018
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/29	305	364
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/22	2,075	2,092
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	1,000	1,040
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25	500	504
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,699
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	2,000	1,766
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	760
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,510	1,497
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	900	892
[3]	New York State Housing Finance Agency Revenue VRDO	0.360%	4/1/22	4,100	4,100
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	3,500	3,403
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	1,075	1,033
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	2,430	2,463
	New York State Thruway Authority General Revenue	4.000%	1/1/42	2,000	2,115
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,235
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,191
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,404
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	5,000	5,300
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,830	3,065
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	1,930	2,041
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	10,000	11,487
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,059
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,551
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,209
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,528
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/34	5,000	5,345
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,235
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/39	5,000	5,270
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/39	3,000	3,178
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,842
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,759
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	1,933
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,413
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,650
	Southold NY Suffolk County	1.250%	9/22/22	1,938	1,936
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,454
	Suffolk County NY Refunding Bonds	5.000%	6/15/29	745	862
	Sweet Home Central School District NY Amherst & Tonawanda BAN	1.250%	7/7/22	2,000	2,000
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	2,063
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	1,760	1,924
[5]	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	479
[5]	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	491
[5]	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	304
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds	3.000%	5/15/32	490	502
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds PUT	2.000%	5/15/26	1,000	989
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds PUT	2.000%	5/15/28	1,500	1,456
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	1,500	1,578
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	804
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,191
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,138
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,123
[2]	Triborough Bridge & Tunnel Authority New York Revenue PUT, SOFR + 0.380%	0.568%	2/1/24	149	148
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,535
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	1,600	1,683
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	1,945	2,142
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	2,450	2,694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	3.200%	7/1/28	250	239
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,181
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,566
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,664
[4]	Yonkers NY GO	5.000%	3/15/31	500	593
					600,566
North Carolina (0.5%)
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	330	338
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	170	174
	Cary NC GO	5.000%	9/1/22	1,000	1,016
	Charlotte GO	5.000%	6/1/30	1,325	1,605
	Charlotte NC International Airport Revenue	4.000%	7/1/38	1,250	1,342
	Charlotte NC Refunding COP (Transit Projects)	5.000%	6/1/30	1,000	1,198
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	5.000%	1/15/34	1,500	1,640
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	625	597
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	5.000%	12/1/31	1,000	1,204
	Durham County NC GO	4.000%	6/1/25	2,460	2,615
	Mecklenburg County NC GO	5.000%	3/1/26	1,085	1,209
	Mecklenburg County NC Public Improvement GO	5.000%	12/1/26	1,775	2,012
	North Carolina GAN	5.000%	3/1/25	1,055	1,143
	North Carolina GAN	5.000%	3/1/27	1,015	1,100
	North Carolina GO	5.000%	5/1/22	360	361
	North Carolina GO	5.000%	6/1/23	2,030	2,109
	North Carolina GO	3.000%	5/1/33	1,000	1,022
	North Carolina Housing Finance Agency Homeownership Revenue	3.000%	7/1/51	2,655	2,669
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	836
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) Prere.	5.000%	10/1/22	1,000	1,018
	North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	0.490%	4/14/22	1,500	1,500
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	850	855
	North Carolina State Grant Anticipation Revenue	5.000%	3/1/28	1,000	1,150
	North Carolina State Limited Obligation	5.000%	5/1/25	3,590	3,917
[4]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	34
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,103
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	180	183
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	320	326
[2]	University of North Carolina at Chapel Hill Revenue PUT, 1M USD LIBOR + 0.125%	0.279%	11/9/22	1,000	999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	437
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,609
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,090
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	353
	Wake County NC GO	5.000%	3/1/23	2,145	2,211
	Wake County NC GO	4.000%	5/1/30	2,000	2,049
	Western California University General Revenue	3.000%	4/1/36	1,480	1,480
	Winston-Salem State University NC General Revenue	5.000%	4/1/29	440	506
	Winston-Salem State University NC General Revenue	4.000%	4/1/33	530	577
					46,587
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,318
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	513
[4]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	917
					2,748
Ohio (1.2%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,263
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,487
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,306
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,192
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,045	1,121
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,135
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	376
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	444
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	294
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34	1,150	1,298
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	1,000	1,041
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/55	855	890
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	768
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	404
	Cleveland OH Municipal School District GO	5.000%	12/1/28	1,000	1,036
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	338
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	398
[4]	Columbus OH City School District GO	0.000%	12/1/29	1,000	813
	Columbus OH GO	4.000%	8/15/26	1,730	1,844
	Columbus OH GO Prere.	5.000%	7/1/22	535	540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	1,065
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,313
	County of Montgomery OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	1,051
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	537
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,096
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	626
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,790
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	735
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,279
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	967
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	720
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,113
[3]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	1,100	1,177
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	974
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	892
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	1,040
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,629
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,953
	North Royalton OH City School District GO	5.000%	12/1/26	300	328
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,524
	Northeast Ohio Regional Sewer District Wastewater Revenue Prere.	5.000%	5/15/23	1,000	1,037
	Ohio (Treasurer Of State)	5.000%	4/1/36	775	924
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,822
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,247
	Ohio Common Schools GO Prere.	5.000%	6/15/22	1,000	1,008
	Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	403
	Ohio GO	5.000%	5/1/23	1,870	1,938
	Ohio GO	5.000%	8/1/23	500	505
	Ohio GO	5.000%	8/1/24	500	535
	Ohio GO	5.000%	11/1/24	1,675	1,807
	Ohio GO	5.000%	2/1/27	1,000	1,107
	Ohio GO	5.000%	6/15/27	3,425	3,528
	Ohio GO	5.000%	5/1/33	1,010	1,167
	Ohio GO	5.000%	3/1/35	1,000	1,126
	Ohio GO	5.000%	3/15/36	1,005	1,059
	Ohio GO	5.000%	3/1/38	2,000	2,245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Education GO	5.000%	5/1/30	5,015	5,455
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	585	599
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,706
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,139
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,526
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,580
	Ohio Revenue (Infrastructure Project)	5.000%	12/15/23	1,000	1,054
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	1,029
	Ohio State Common Schools GO	5.000%	6/15/23	500	520
	Ohio State Higher Educational Facility Commission Revenue	5.000%	1/15/33	1,260	1,399
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	120
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	560
	Ohio State University General Receipts Revenue	4.000%	12/1/40	1,760	1,930
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,030	1,061
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,493
[5]	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/39	1,390	1,626
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25	5,050	5,514
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,092
	Penta Career Center Ohio COP	5.250%	4/1/23	125	125
	Revere OH Local School District GO Prere.	5.000%	6/1/22	1,000	1,006
	Revere OH Local School District GO Prere.	5.000%	6/1/22	665	669
	Winton Woods City OH School District GO Prere.	5.000%	5/1/22	550	552
	Winton Woods City OH School District GO Prere.	5.000%	5/1/22	255	256
	Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	251
	Winton Woods City OH School District GO Prere.	5.000%	5/1/22	260	261
	Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	251
					103,029
Oklahoma (0.3%)
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,229
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,391
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,219
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	1,079
	Oklahoma City OK GO	5.000%	3/1/24	525	527
	Oklahoma City OK GO	4.000%	3/1/28	5,605	6,182
	Oklahoma City OK GO	4.000%	3/1/32	5,790	6,480
	Oklahoma Development Finance Authority Health System Revenue (Integris Baptist Medical Center)	4.000%	8/15/38	1,000	1,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,697
	Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	514
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,216
	Tulsa County OK Independent School District No. 4 Bixby GO	4.000%	7/1/23	2,000	2,058
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,666
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	292
					27,590
Oregon (0.4%)
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,292
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	572
	Deschutes County OR Public Library District GO	4.000%	6/1/23	575	591
	Hospital Facilities Authority of Multnomah County Oregon Revenue	4.000%	12/1/36	1,000	974
	Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,102
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	1,380	1,462
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/39	2,175	2,566
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,103
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	493
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	493
	Oregon GO	5.000%	5/1/23	500	501
	Oregon GO	4.000%	6/1/23	790	812
	Oregon GO	5.000%	6/1/35	1,000	1,205
	Oregon Health & Science University Revenue PUT	5.000%	2/1/32	1,000	1,197
	Port of Portland OR International Airport Passenger Facility Charge Revenue	5.000%	7/1/31	500	591
	Portland OR Community College District GO	5.000%	6/15/22	7,745	7,807
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,564
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	587
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	540
	Tri-County Metropolitan Transportation District of Oregon Revenue	4.000%	9/1/40	2,895	3,031
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,925
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,472
					32,880
Pennsylvania (2.6%)
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,100
[2]	Allegheny County PA Higher Education Building Authority Revenue Carnegie Mellon University PUT, SOFR + 0.290%	0.479%	8/1/27	500	494
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,125
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,124
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	526
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,138
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh)	5.000%	10/15/29	1,470	1,733
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	514
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,003
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	274
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	300	333
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,415
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	566
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	450	514
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,174
[9]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,100
[9]	Armstrong PA School District GO	5.000%	3/15/27	995	1,127
[9]	Armstrong PA School District GO	5.000%	3/15/29	920	1,079
[5]	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,201
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	0.538%	11/1/25	100	99
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	0.538%	11/1/25	105	104
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	0.538%	11/1/25	100	99
	Bethlehem PA Area School District GO	5.000%	11/15/23	1,835	1,928
[5]	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,861
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	855
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,450	1,718
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	3,303
	Chester County PA GO Prere.	5.000%	11/15/22	750	767
[9]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	282
[9]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	346
[9]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	376
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	891
	Dauphin County PA GO	5.000%	11/15/27	2,055	2,358
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	253
[10]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	1,260	1,477
[2]	Delaware Valley PA Regional Finance Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.910%	3/1/26	1,000	992
[2]	Delaware Valley PA Regional Finance Authority Revenue PUT, SOFR + 0.490%	0.671%	3/1/27	1,000	991
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project) Prere.	5.000%	7/1/24	1,000	1,067
	Easton PA Area School District GO	4.000%	4/1/28	580	639
[9,10]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	77
[9,10]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,075
[9]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	1,009
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,169
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,136
[5]	Lancaster County PA Hospital Authority Revenue (Saint Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,159
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	220
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,355
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,810
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33	780	785
[4]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,091
	Manheim Township PA School District GO	4.000%	5/1/35	550	598
	Manheim Township PA School District GO Prere.	5.000%	8/1/25	830	907
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.250%	2/15/42	2,500	2,524
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42	1,425	1,444
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital) Prere.	5.000%	6/1/22	500	503
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,752
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	748
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/23	1,015	1,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/25	1,000	1,077
	Montgomery County PA Industrial Development Authority Retirement Community Revenue (ACTS Retirement- Life Communities Obligated Group) Prere.	5.000%	5/15/22	1,250	1,256
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,135
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,396
	Pennsylvania COP	5.000%	7/1/26	500	555
	Pennsylvania COP	5.000%	7/1/27	500	565
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,180
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,717
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	920
	Pennsylvania GO	5.000%	8/15/23	2,265	2,367
	Pennsylvania GO	5.000%	1/1/24	1,500	1,583
	Pennsylvania GO	5.000%	8/15/24	500	536
	Pennsylvania GO	5.000%	1/1/26	3,295	3,645
	Pennsylvania GO	5.000%	9/15/26	1,500	1,685
	Pennsylvania GO	5.000%	5/15/27	3,000	3,418
	Pennsylvania GO	5.000%	7/15/28	4,975	5,788
	Pennsylvania GO	4.000%	1/1/29	3,000	3,224
[4]	Pennsylvania GO	4.000%	8/15/30	1,000	1,059
	Pennsylvania GO	5.000%	3/15/32	8,000	8,613
	Pennsylvania GO	5.000%	10/15/32	1,000	1,048
[4]	Pennsylvania GO	4.000%	3/1/33	1,110	1,215
	Pennsylvania GO	4.000%	5/15/33	2,080	2,311
[4]	Pennsylvania GO	4.000%	3/1/34	1,670	1,823
	Pennsylvania GO	4.000%	3/1/36	1,000	1,084
	Pennsylvania GO	3.000%	5/15/36	1,000	960
	Pennsylvania GO	4.000%	3/1/37	1,000	1,080
[9]	Pennsylvania GO	4.000%	3/1/37	1,000	1,088
	Pennsylvania GO	2.000%	5/15/38	1,390	1,176
	Pennsylvania GO	2.000%	5/15/39	1,000	825
	Pennsylvania GO	2.000%	5/15/40	1,540	1,254
	Pennsylvania GO	2.000%	5/15/41	1,430	1,151
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University) Prere.	5.000%	4/1/22	500	500
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/31	1,000	1,177
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36	1,295	1,372
[5]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38	650	698
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,289
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,106
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	709
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.000%	12/1/41	1,000	1,066
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,097
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,866
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,163
[4]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,825
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	839
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,494
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,800
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,203
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	300	326
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,672
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,146
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,455
[4]	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	1,760	2,042
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,637
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	1,782
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,158
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	2,545	3,012
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,300	1,574
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/39	1,250	1,343
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,780
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	1,000	1,081
	Perkiomen Valley School District Pennsylvania GO	4.000%	2/15/31	2,465	2,575
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,727
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	705	726
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,080
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,074
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,082
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,112
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,791
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,109
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,453
	Philadelphia PA GO	4.000%	5/1/39	3,000	3,208
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,077
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,762
	Philadelphia PA School District GO	5.000%	9/1/31	940	1,025
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,067
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,500	2,960
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,156
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/42	3,000	3,390
[4]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,148
	Pittsburgh PA School District GO	4.000%	9/1/35	1,670	1,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/22	1,200	1,218
[4]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,176
[2,4]	Pittsburgh PA Water & Sewer Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.160%	12/1/23	350	351
[4]	Reading PA School District GO	5.000%	3/1/25	955	1,029
[4,5]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,236
[4,5]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,951
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	900
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	869
	Seneca Valley PA School District GO	3.000%	4/1/34	2,125	2,167
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,266
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,156
[3]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) VRDO	0.390%	4/1/22	5,500	5,500
[9]	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,141
[9]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,625
[4]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,822
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	4.000%	4/15/26	2,000	2,138
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	961
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,311
					223,274
Puerto Rico (0.3%)
	Puerto Rico GO	5.250%	7/1/23	361	370
	Puerto Rico GO	0.000%	7/1/24	456	416
	Puerto Rico GO	5.375%	7/1/25	529	558
	Puerto Rico GO	5.625%	7/1/27	1,468	1,603
	Puerto Rico GO	5.625%	7/1/29	1,458	1,626
	Puerto Rico GO	4.000%	7/1/33	45	44
	Puerto Rico GO	4.000%	7/1/35	482	465
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,129
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	249
[4,7]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,157
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	123	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,327	1,136
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,774	2,211
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	145	107
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,194	10,546
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,786	1,849
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	65	68
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,639
					25,288
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	2,114
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	550
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/29	200	234
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/32	425	506
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/36	200	236
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	549
	Rhode Island Health and Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,314
	Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	295	299
					5,802
South Carolina (0.7%)
	Beaufort County SC School District GO	5.000%	3/1/23	1,500	1,547
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	287
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	621
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	881
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,707
	Greenville County SC Special Source Revenue	5.000%	4/1/31	375	446
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	272
	Greenville SC Hospital Systems Facilities Revenue (Trustees Hospital)	5.000%	5/1/29	1,820	1,826
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,070
	Lexington & Richland County SC School District No. 5 GO	4.000%	3/1/30	2,760	3,066
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,098
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,638
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,091
[3]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	1,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	896
[11]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,538
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,787
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	1,000	1,089
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,541
	South Carolina GO	5.000%	4/1/27	1,160	1,324
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) Prere.	5.250%	8/1/23	1,000	1,046
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,686
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,221
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,415
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	410	491
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,085
	South Carolina Public Service Authority Revenue	4.000%	12/1/34	1,000	1,078
	South Carolina Public Service Authority Revenue	4.000%	12/1/35	1,500	1,613
	South Carolina Public Service Authority Revenue	5.000%	12/1/35	805	947
	South Carolina Public Service Authority Revenue	4.000%	12/1/36	1,500	1,611
	South Carolina Public Service Authority Revenue	5.000%	12/1/36	815	958
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	1,000	1,065
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,672
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,215
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	1,072
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,220	1,311
	South Carolina Public Service Authority Revenue	4.000%	12/1/39	1,000	1,066
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	1,000	1,060
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	6,465	6,869
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,481
[4]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	596
	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/35	1,160	1,377
[9]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,094

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of South Carolina Higher Education Revenue (Moore School of Business Project)	5.000%	5/1/27	375	426
				61,132
South Dakota (0.1%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue Prere.	5.000%	6/1/23	2,000	2,076
Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,665
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,251
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,239
				10,231
Tennessee (1.5%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,087
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives) Prere.	5.000%	1/1/23	1,500	1,538
Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	3,331
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,105
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,802
Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	4,110
Jackson TN Hospital Project Revenue Prere.	5.000%	10/1/28	190	221
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,101
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	1,025
Memphis TN GO	4.000%	6/1/31	1,000	1,067
Memphis TN GO	4.000%	5/1/35	5,685	6,135
Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	576
Memphis-Shelby County TN Industrail Development Board Revenue	5.000%	11/1/27	1,000	1,120
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	1,335	1,569
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	218
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills) Prere.	5.000%	7/1/22	500	505
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	330
Montgomery County TN GO	5.000%	6/1/23	1,500	1,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	286
[3]	Sevier County TN Public Improvement Building Authority Bonds VRDO	0.390%	4/1/22	5,700	5,700
[3,4]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	0.380%	4/1/22	24,800	24,800
[3,4]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	0.380%	4/1/22	3,600	3,600
	Sumner County TN Public Improvement Refunding Bonds GO	5.000%	6/1/23	7,245	7,516
[3]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,090	5,415
	Tennergy Corp. TN Gas Revenue PUT	4.000%	9/1/28	5,540	5,874
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/31	15,225	17,419
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,835	1,863
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,800	1,889
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	980
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,140
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,301
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	4,040	4,110
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	1,625	1,679
	Tennessee GO	5.000%	8/1/22	1,475	1,494
	Tennessee GO	4.000%	8/1/28	4,850	5,175
	Tennessee GO	5.000%	11/1/29	4,750	5,699
	Tennessee GO Prere.	5.000%	8/1/25	1,000	1,098
[5]	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	1,000	1,038
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	50	57
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	11
	Williamson County TN GO Prere.	4.000%	5/1/23	1,320	1,353
					127,894
Texas (5.3%)
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,395
[19]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,150
[19]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	654
[19]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,181
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	475
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	351
[9]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,304
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,586
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,255
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,090
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,497
[19]	Austin TX Independent School District Unlimited Tax Building & Refunding Bonds	4.000%	8/1/39	1,375	1,500
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	1,525	1,849
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,123
	Bexar County TX GO	4.000%	6/15/36	3,070	3,342
	Bexar County TX GO Prere.	5.000%	6/15/23	3,230	3,356
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,222
	Brownsville TX Utility System Revenue Prere.	4.000%	9/1/23	1,000	1,030
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,064
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	92
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	250	263
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	161
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,208
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,230	1,444
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	2,062
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,158
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	444
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	1/1/23	565	580
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	946
[19]	Clear Creek TX Independent School District PUT	0.280%	8/15/24	500	475
[19]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	1,024
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	510	595
[19]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	727
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	750	792
[19]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	776
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,757
[19]	Comal TX Independent School District	4.000%	2/1/34	1,030	1,151
[19]	Comal TX Independent School District	4.000%	2/1/39	5,000	5,156
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	304
	Corpus Christi TX General Improvement Refunding	5.000%	3/1/25	1,300	1,405
	Corpus Christi TX Utility System Revenue	5.000%	7/15/32	500	544
	Dallas County TX Community College District GO	5.000%	2/15/26	1,000	1,103
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/22	500	512
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	2,215	2,439
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	1,670	1,839
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,063
[19]	Dallas TX Independent School District Prere.	5.000%	2/15/25	2,200	2,384
[19]	Dallas TX Independent School District GO	4.000%	2/15/29	2,265	2,381
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/29	1,160	1,374
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31	1,675	1,845
	Dallas TX Waterworks & Sewer System Revenue ETM	5.000%	10/1/22	210	211
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,049
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	3,725	4,399
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	2,655	3,085
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,065
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	2,146
[19]	Dickinson TX Independent School District Revenue PUT	0.250%	8/1/23	1,000	981
[19]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,029
	El Paso TX Combination Tax & Revenue Bonds	4.000%	8/15/33	455	502
	El Paso TX GO	5.000%	8/15/28	750	869
	El Paso TX GO	5.000%	8/15/29	575	677
	El Paso TX GO	5.000%	8/15/31	850	993
	El Paso TX GO	4.000%	8/15/34	1,000	1,100
	El Paso TX GO	3.000%	8/15/37	765	778
[19]	El Paso TX Independent School District Revenue	5.000%	8/15/42	5,000	5,476
[19]	El Paso TX Independent School District Unlimited Tax School Building Bonds	4.000%	8/15/43	1,610	1,737
[9]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding)	3.000%	4/1/35	435	438
	Fort Bend TX Grand Parkway Toll Road Authority Ltd.	5.000%	3/1/29	250	293
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,208
	Fort Worth TX Water & Sewer Revenue	2.000%	2/15/23	4,250	4,263
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,544
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	775
[19]	Goose Creek TX Consolidated Independent School District PUT	0.150%	10/3/22	350	347
[19]	Goose Creek TX Consolidated Independent School District PUT	0.600%	8/17/26	400	370
[12]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,682
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,568
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	892
[9]	Greenville TX Combination Tax & Revenue	4.000%	2/15/30	2,210	2,466
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	208
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	135
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/41	130	135
[9]	Harlandale TX Independent School District PUT	2.000%	8/15/24	100	100
	Harris County Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	971
[2]	Harris County Cultural Education Facilities Finance Corp. Revenue PUT, 1M USD LIBOR + 0.650%	0.811%	7/1/24	500	500
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,146
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,501
	Harris County TX GO	5.000%	8/15/22	1,960	1,988
	Harris County TX GO	5.000%	8/15/32	1,025	1,039
	Harris County TX GO	5.000%	10/1/36	1,200	1,313
	Harris County TX GO	5.000%	10/1/40	2,470	2,695
	Harris County TX Permanent Improvement Refunding Bonds	5.000%	10/1/23	2,900	3,041
	Harris County TX Toll Road Revenue	5.000%	8/15/32	515	521
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,873
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,092
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	917
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	864
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	324
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,287
	Houston TX Airport System Revenue	5.000%	7/1/31	195	221
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,940
	Houston TX GO	5.000%	3/1/27	1,000	1,131
	Houston TX GO	4.000%	3/1/35	1,500	1,593
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	499
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,139
[19]	Houston TX Independent School District PUT	3.000%	6/1/24	300	306
[19]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	1,942
	Houston TX Public Improvement Refunding Bonds	4.000%	3/1/34	580	640
	Houston TX Public Improvement Refunding Bonds	4.000%	3/1/35	660	727
	Houston TX Refunding Public Improvement Bonds	3.000%	3/1/36	1,010	1,021
	Houston TX Utility System Revenue	4.000%	11/15/23	1,250	1,293
	Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,232
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,521
	Houston TX Utility System Revenue	5.000%	11/15/26	900	1,014
	Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,069
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,072
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,191
	Houston TX Utility System Revenue	5.000%	11/15/35	920	1,066
	Houston TX Utility System Revenue	5.000%	11/15/36	2,500	2,784
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	1,125
[19]	Katy TX Independent School District GO	4.000%	2/15/27	275	281
[19]	Katy TX Independent School District GO	4.000%	2/15/28	375	382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Killeen TX Independent School District Unlimited Tax Building	5.000%	2/15/32	4,550	5,332
[19]	Klein TX Independent School District	5.000%	8/1/25	4,480	4,915
[19]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,336
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	476
[19]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,471
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,068
[19]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,702
[19]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	4,197
[19]	Liberty Hill TX Independent School District (School Building Bonds)	4.000%	2/1/42	2,000	2,076
	Lone Star College System Texas GO	5.000%	2/15/26	3,100	3,432
	Lone Star College System Texas GO	5.000%	2/15/28	5,500	6,083
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/37	1,330	1,336
[4]	Lower Colorado River Authority Texas Revenue	5.000%	5/15/41	1,470	1,729
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/33	1,050	1,244
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/35	1,500	1,768
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,304
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,062
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,276
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,269
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,825
[19]	Mansfield TX Independent School District GO Prere.	4.000%	2/15/23	1,265	1,293
[19]	Mansfield TX Independent School District GO Prere.	5.000%	2/15/23	1,250	1,288
[20]	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	220	172
[19]	Mesquite TX Independent School District GO	4.000%	8/15/30	1,155	1,222
[19]	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	1,005	993
	Montgomery TX GO	4.000%	3/1/30	1,840	2,024
[19]	Montgomery TX Independent School District Refunding Bonds	4.000%	2/15/45	2,000	2,075
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33	1,640	1,695
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,142
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	933
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/23	200	207
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	223
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	261
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,591
[9]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/33	500	556
[9]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	756
[9]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	586
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/22	1,495	1,505
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,614
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,620
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	1,645	1,671
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	1,025	1,072
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,365
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,364
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,085
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,750
[7]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	858
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,336
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	601
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,071
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	1,947
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,604
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,849
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,132
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,078
[4]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,611
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,103
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,330
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,142
	North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,000	1,072
[19]	Northside TX Independent School District	4.000%	8/15/33	1,125	1,262
[19]	Northside TX Independent School District PUT	2.000%	6/1/27	2,000	1,969
[19]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,279
[19]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,393
[19]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	949
[19]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,087
[19]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	1,910
[19]	Palestine Independent School District GO	5.000%	2/15/29	1,860	2,047
	Pasadena TX GO	4.000%	2/15/28	1,000	1,053
	Pearland TX GO	4.000%	3/1/32	1,095	1,176
	Pearland TX GO	4.000%	3/1/33	910	976
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	257
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	364
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,333
[19]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,738
	Port Authority of Houston of Harris County Revenue	5.000%	10/1/29	1,000	1,181
[19]	Richardson Independent School District	5.000%	2/15/28	1,100	1,271
[19]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,354
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,011
[5]	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,051
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	556
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,113
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	1,280	1,338
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,323
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	4,050	4,764
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	1,700	2,021
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,120
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	141
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	969
	San Antonio TX GO	5.000%	2/1/26	1,000	1,082
	San Antonio TX GO	4.000%	8/1/34	1,140	1,276
	San Antonio TX GO Prere.	4.000%	8/1/22	1,000	1,010
[19]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,317
[19]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,419
[19]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,708
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,320
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,119
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,891
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,649
	San Antonio TX Water Revenue	4.000%	5/15/40	3,000	3,124
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,462
[19]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,092
[19]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,523
	Sugar Land TX GO	5.000%	2/15/26	510	564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	387
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) Prere.	5.250%	10/1/23	1,000	1,050
	Tarrant County TX Regional Water District Revenue (Water Control and Improvement District)	5.000%	3/1/25	1,785	1,940
	Texas A&M University Revenue	5.000%	5/15/23	1,505	1,561
[19]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,693
	Texas GO	5.000%	10/1/22	1,120	1,141
	Texas GO	5.000%	4/1/23	1,050	1,084
	Texas GO	5.000%	10/1/24	1,210	1,300
	Texas GO	5.000%	10/1/36	3,000	3,287
	Texas GO Prere.	5.000%	4/1/24	1,330	1,411
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/23	245	257
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/24	580	622
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	6.250%	12/15/26	135	148
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	2,000	2,240
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/32	2,000	2,271
[4]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	965
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,000	3,192
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	2,123
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	1,051
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	2,078
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,252
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	1,043
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,129
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	1,000	1,122
	Texas Public Improvement & Refunding Bonds	5.000%	9/1/22	3,795	3,855
	Texas Public Property Finance Contractual Obligations	5.000%	5/1/23	1,395	1,446
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,822
	Texas Transportation Commission GO	5.000%	10/1/22	1,480	1,508
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,642
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,474
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,950
	Texas Transportation Commission Revenue	5.000%	4/1/23	2,100	2,171
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	552
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	895	941
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,603
	Texas Water Development Board Revenue	5.000%	8/1/25	1,350	1,480
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,230
	Texas Water Development Board Revenue	4.000%	10/15/33	1,650	1,814
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,608
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	3,137
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	1,896
	Texas Water Development Board Revenue	4.000%	10/15/36	6,130	6,766
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,628
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	1,755	1,735
	Travis TX GO	5.000%	3/1/27	1,545	1,722
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,125
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	280
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,409
[19]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,732
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,518
	University of Houston Texas Revenue	3.000%	2/15/31	3,490	3,560
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,938
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,651
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,945
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,187
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,427
	University of Texas Financing System Bonds	5.000%	8/15/23	1,150	1,201
	University of Texas Financing System Bonds	2.000%	8/15/36	750	624
	University of Texas Financing System Bonds	5.000%	8/15/40	500	629
	Waco TX Educational Finance Corp. Revenue (Baylor University)	5.000%	3/1/30	1,000	1,187
[9]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,400
[9]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	290
	Williamson County TX GO	5.000%	2/15/23	230	231
					448,058
Utah (0.5%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,163
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	7,029
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,082
	Granite UT School District Salt Lake County GO	5.000%	6/1/23	595	618
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	6,260	7,303
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	810
	Park City UT School District GO	5.000%	2/1/33	3,625	4,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tooele County UT School District GO (Utah School Guaranty Program)	5.000%	6/1/23	1,395	1,449
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	865
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	979
	Utah GO	5.000%	7/1/22	1,410	1,424
	Utah GO	5.000%	7/1/22	7,300	7,371
	Utah GO	5.000%	7/1/24	1,015	1,087
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,000	1,091
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,400
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	585	638
[4]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/33	150	164
[4]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	136
	Weber School District UT GO	5.000%	6/15/26	1,050	1,175
	Weber School District UT GO	5.000%	6/15/27	1,050	1,200
					41,471
Vermont (0.1%)
	University of Vermont & State Agricultural College GO	5.000%	10/1/38	1,000	1,239
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,118
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/22	185	185
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	997
	Vermont GO	5.000%	8/15/24	2,020	2,167
					5,706
Virginia (0.8%)
	Arlington County VA GO	5.000%	6/15/24	4,510	4,812
	Arlington County VA GO Prere.	5.000%	8/1/22	600	608
[6]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	786
[5]	Danville VA GO	4.000%	9/1/27	1,540	1,687
	Fairfax County VA GO	5.000%	10/1/23	1,255	1,316
	Fairfax County VA GO	4.000%	10/1/32	1,415	1,526
	Fairfax County VA Water Authority Revenue Prere.	5.000%	4/1/22	500	500
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22	1,700	1,717
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/26	3,045	3,398
[5,6]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	258
	Henrico County VA Economic Development Authority Residential Care Facilities Revenue (Westminster Canterbury Richmond)	4.000%	10/1/33	600	646
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	228
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	810

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	1,170	1,359
Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,169
Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,443
Norfolk VA Water Revenue	5.000%	11/1/31	5	5
Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,318
Norfolk VA Water Revenue Prere.	5.000%	5/1/22	495	497
Portsmouth City VA GO Prere.	5.000%	7/15/22	5,990	6,057
Prince William County VA Industrial Development Authority Health Care Facilities Revenue Prere.	5.000%	11/1/22	1,220	1,246
Richmond VA GO Prere.	5.000%	3/1/23	1,000	1,031
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,109
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30	500	504
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,192
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	648
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	456
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23	5,000	5,146
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	2,048
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,507
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22	70	71
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/23	1,020	1,067
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/25	1,110	1,219
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,327
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program) ETM	5.000%	9/1/22	285	290
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,568
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,375
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,895
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/23	740	772
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	1,250	1,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Public Building Authority Revenue	5.000%	11/1/31	95	97
	Virginia Public School Authority Revenue	5.000%	8/1/22	1,335	1,352
	Virginia Public School Authority Revenue	5.000%	8/1/24	6,080	6,510
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/23	3,450	3,577
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	520
	Virginia ST Resources Authority Infrastructure Revenue Prere.	5.000%	11/1/22	30	31
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	542
					69,577
Washington (1.3%)
	Bellingham WA Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	439
	Central Kitsap Fire & Rescue GO	5.000%	12/1/22	2,675	2,740
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	895
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/32	1,080	1,272
	Energy Northwest Washington Electric Revenue	5.000%	7/1/25	3,115	3,403
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,334
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	7,200	7,866
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	1,936
	King County WA GO	4.000%	12/1/32	1,500	1,596
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	930
	King County WA Sewer Improvement & Refunding Revenue Prere.	5.000%	7/1/23	2,500	2,598
	King County WA Sewer Revenue	5.000%	7/1/23	1,000	1,041
	Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/32	1,010	1,119
	Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	2,550	2,573
	Pierce County WA School District No. 3 Puyallup GO	5.000%	12/1/25	1,000	1,024
	Port of Seattle WA Revenue	5.000%	8/1/28	1,005	1,016
	Port of Seattle WA Revenue	5.000%	8/1/29	250	253
	Port of Seattle WA Revenue	4.000%	6/1/37	3,000	3,299
[2]	Seattle WA Municipal Light & Power Refunding Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.760%	11/1/26	1,000	990
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,090
	University of Washington Revenue PUT	4.000%	8/1/27	2,435	2,626
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,079
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,573
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,175
	Washington GO	5.000%	7/1/22	1,445	1,459
	Washington GO	5.000%	6/1/23	2,000	2,078
	Washington GO	5.000%	6/1/23	4,305	4,473
	Washington GO	5.000%	7/1/23	1,155	1,203
	Washington GO	5.000%	7/1/25	560	565

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	7/1/25	1,500	1,603
Washington GO	5.000%	8/1/26	5,105	5,730
Washington GO	4.000%	7/1/27	2,425	2,441
Washington GO	5.000%	8/1/27	1,000	1,095
Washington GO	4.000%	7/1/28	1,135	1,142
Washington GO	5.000%	7/1/28	2,000	2,159
Washington GO	5.000%	2/1/29	5,530	6,511
Washington GO	5.000%	2/1/29	1,000	1,177
Washington GO	4.000%	7/1/29	2,720	2,785
Washington GO	5.000%	7/1/30	1,100	1,184
Washington GO	5.000%	7/1/32	1,250	1,343
Washington GO	5.000%	6/1/35	1,500	1,779
Washington GO	5.000%	8/1/36	2,150	2,483
Washington GO	5.000%	8/1/37	3,685	3,919
Washington GO	5.000%	8/1/38	2,070	2,380
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,902
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,996
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,625	1,845
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,049
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	2,505	2,721
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,141
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,256
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	894
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,147
Washington Higher Education Facilities Authority Revenue (Whitman College Project)	4.000%	1/1/36	1,685	1,846
Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	757
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	2,025	2,041
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	270
Washington State Housing Finance Commission Municipal Certificates	3.500%	12/20/35	2,658	2,626
				114,867
West Virginia (0.1%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,324
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,642
West Virginia GO	5.000%	12/1/35	1,000	1,158
West Virginia GO	5.000%	6/1/36	1,000	1,157
West Virginia GO	5.000%	6/1/38	2,500	2,939
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	872
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	978
	West Virginia University Revenue PUT	5.000%	10/1/29	1,000	1,161
					12,715
Wisconsin (0.8%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	1,937
	Madison WI GO	4.000%	10/1/26	1,500	1,630
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,130
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,287
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	343
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	655	725
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	753
	Wauwatosa WI GO	4.000%	12/1/22	1,000	1,017
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	793
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	660
	Wisconsin GO	5.000%	5/1/23	3,400	3,524
[5]	Wisconsin GO	5.000%	5/1/24	1,000	1,033
	Wisconsin GO	4.000%	5/1/33	1,665	1,791
	Wisconsin GO	5.000%	5/1/34	1,780	1,974
	Wisconsin GO	5.000%	5/1/34	3,880	4,464
	Wisconsin GO	5.000%	5/1/35	1,000	1,108
	Wisconsin GO	5.000%	5/1/36	2,000	2,166
	Wisconsin GO	5.000%	5/1/36	1,000	1,108
	Wisconsin GO	5.000%	5/1/38	1,740	1,951
	Wisconsin GO	4.000%	5/1/40	2,000	2,169
	Wisconsin GO Prere.	5.000%	5/1/22	500	502
	Wisconsin GO Prere.	5.000%	5/1/22	35	35
	Wisconsin GO Prere.	5.000%	5/1/22	2,210	2,217
	Wisconsin GO Prere.	5.000%	5/1/23	1,000	1,035
[2]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.550%	1.060%	7/26/23	1,000	1,001
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,193
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,611
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,501
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,738
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,090
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	500	508
	Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.) Prere.	5.000%	8/15/22	3,000	3,043

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	390	392
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,699
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	801
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	865
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,198
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	1,076
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	410
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	299
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	453
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	519
Wisconsin Transportation Revenue	5.000%	7/1/31	1,525	1,737
Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,531
Wisconsin Transportation Revenue	5.000%	7/1/34	1,350	1,614
Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	275	278
Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	970	979
Wisconsin Transportation Revenue Prere.	5.000%	7/1/24	2,755	2,940
				65,828
Wyoming (0.1%)
Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	142
Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.360%	4/1/22	9,035	9,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,133
					10,310
Total Tax-Exempt Municipal Bonds (Cost $4,509,735)					4,415,248
Total Investments (100.4%) (Cost $6,134,950)					8,569,511
Other Assets and Liabilities—Net (-0.4%)					(37,388)
Net Assets (100%)					8,532,123
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2022.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $36,987,000, representing 0.4% of net assets.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Step bond.
13	Securities with a value of $713,000 have been segregated as initial margin for open futures contracts.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
20	Non-income-producing security—security in default.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
REIT—Real Estate Investment Trust.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	252	28,901	(760)
E-mini S&P 500 Index	June 2022	105	23,786	1,636
				876

Short Futures Contracts
Long U.S. Treasury Bond	June 2022	(40)	(6,002)	156
Ultra 10-Year U.S. Treasury Note	June 2022	(127)	(17,204)	494
Ultra Long U.S. Treasury Bond	June 2022	(39)	(6,908)	253
				903
				1,779

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,154,263	—	—	4,154,263
Tax-Exempt Municipal Bonds	—	4,415,248	—	4,415,248
Total	4,154,263	4,415,248	—	8,569,511

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,539	—	—	2,539
Liabilities
Futures Contracts[1]	760	—	—	760
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.